UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08879
MFS VARIABLE INSURANCE TRUST III
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$5	0.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Conservative Allocation Portfolio (fund) provided a total return of 10.00%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Portfolio Blended Index (Blended Index), generated a return of 12.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    Within non-US equities, the fund's exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	10.00%	3.09%	5.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
MFS Conservative Allocation Portfolio Blended Index ∆	12.50%	4.70%	6.29%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	29.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	9.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	226,917,579	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.5%
MFS Limited Maturity Portfolio	11.1%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.2%
MFS Value Series	6.0%
MFS Research International Portfolio	5.3%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Mid Cap Growth Series	4.0%
MFS International Growth Portfolio	2.1%
MFS International Intrinsic Value Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Value Portfolio	1.0%
MFS New Discovery Series	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VCAIC-ANN

MFS® Conservative
Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Conservative Allocation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$31	0.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Conservative Allocation Portfolio (fund) provided a total return of 9.72%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the MFS Conservative Allocation Portfolio Blended Index (Blended Index), generated a return of 12.50%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    Within non-US equities, the fund's exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Conservative Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	9.72%	2.83%	5.43%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
MFS Conservative Allocation Portfolio Blended Index ∆	12.50%	4.70%	6.29%
∆	Source: FactSet Research Systems Inc.
The MFS Conservative Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Bloomberg U.S. Aggregate Bond Index	60.00%
Standard & Poor's 500 Stock Index	29.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	9.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	2.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	226,917,579	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	15.5%
MFS Limited Maturity Portfolio	11.1%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Research Series	6.2%
MFS Value Series	6.0%
MFS Research International Portfolio	5.3%
MFS Growth Series	5.2%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Mid Cap Growth Series	4.0%
MFS International Growth Portfolio	2.1%
MFS International Intrinsic Value Portfolio	2.1%
MFS Global Real Estate Portfolio	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Value Portfolio	1.0%
MFS New Discovery Series	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VCASC-ANN

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$89	0.88%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS New Discovery Value Portfolio (fund) provided a total return of 3.08%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 12.59%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within both the industrials and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Security selection within the materials, health care, communication services, and consumer discretionary sectors held back relative returns.
    Security selection within the consumer staples, financials, and information technology sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	3.08%	8.48%	10.58%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Value Index ∆	12.59%	8.88%	9.27%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	44,253,475	Total Management Fee ($)#:	398,398
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Financials	24.5%
Industrials	13.1%
Information Technology	9.5%
Health Care	9.0%
Consumer Discretionary	8.8%
Real Estate	8.1%
Materials	7.5%
Energy	6.8%
Utilities	6.6%
Consumer Staples	1.8%
Communication Services	1.4%
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Popular, Inc.	1.3%
NCR Atleos Corp.	1.3%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.1%
Plains GP Holdings LP	1.1%
Portland General Electric Co.	1.1%
Cathay General Bancorp, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VDVIC-ANN

MFS® New Discovery
Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$115	1.13%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS New Discovery Value Portfolio (fund) provided a total return of 2.88%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 12.59%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within both the industrials and energy sectors supported relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Security selection within the materials, health care, communication services, and consumer discretionary sectors held back relative returns.
    Security selection within the consumer staples, financials, and information technology sectors also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	2.88%	8.22%	10.30%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Value Index ∆	12.59%	8.88%	9.27%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	44,253,475	Total Management Fee ($)#:	398,398
Total Number of Holdings:	137	Portfolio Turnover Rate (%):	50
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	97.1%
Money Market Funds	2.9%
Equity sectors
Financials	24.5%
Industrials	13.1%
Information Technology	9.5%
Health Care	9.0%
Consumer Discretionary	8.8%
Real Estate	8.1%
Materials	7.5%
Energy	6.8%
Utilities	6.6%
Consumer Staples	1.8%
Communication Services	1.4%
Top ten holdings
Prosperity Bancshares, Inc.	1.4%
Popular, Inc.	1.3%
NCR Atleos Corp.	1.3%
First Interstate BancSystem, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Hawaiian, Inc.	1.2%
Hancock Whitney Corp.	1.1%
Plains GP Holdings LP	1.1%
Portland General Electric Co.	1.1%
Cathay General Bancorp, Inc.	1.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VDVSC-ANN

MFS® Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$4	0.04%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Growth Allocation Portfolio (fund) provided a total return of 12.18%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Portfolio Blended Index (Blended Index), generated a return of 18.09%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Growth Allocation Portfolio Blended Index:
    Within non-US equities, the fund's underweight exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	12.18%	6.19%	9.22%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Growth Allocation Portfolio Blended Index ∆	18.09%	9.73%	10.37%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Standard & Poor's 500 Stock Index	54.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	21.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	342,861,746	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Research International Portfolio	10.3%
MFS Growth Series	10.2%
MFS Research Series	9.2%
MFS Mid Cap Value Portfolio	9.0%
MFS Mid Cap Growth Series	9.0%
MFS International Intrinsic Value Portfolio	5.2%
MFS International Growth Portfolio	5.1%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS Total Return Bond Series	4.5%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGAIC-ANN

MFS® Growth Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Growth Allocation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$31	0.29%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Growth Allocation Portfolio (fund) provided a total return of 11.87%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Growth Allocation Portfolio Blended Index (Blended Index), generated a return of 18.09%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Growth Allocation Portfolio Blended Index:
    Within non-US equities, the fund's underweight exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Growth Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	11.87%	5.93%	8.95%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Growth Allocation Portfolio Blended Index ∆	18.09%	9.73%	10.37%
∆	Source: FactSet Research Systems Inc.
The MFS Growth Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Standard & Poor's 500 Stock Index	54.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	21.00%
Bloomberg U.S. Aggregate Bond Index	20.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	5.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	342,861,746	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	10
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Value Series	11.0%
MFS Research International Portfolio	10.3%
MFS Growth Series	10.2%
MFS Research Series	9.2%
MFS Mid Cap Value Portfolio	9.0%
MFS Mid Cap Growth Series	9.0%
MFS International Intrinsic Value Portfolio	5.2%
MFS International Growth Portfolio	5.1%
MFS High Yield Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Real Estate Portfolio	5.0%
MFS Total Return Bond Series	4.5%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Value Portfolio	2.0%
MFS New Discovery Series	2.0%
MFS Institutional Money Market Portfolio	1.5%
MFS Emerging Markets Equity Portfolio	1.0%
MFS Limited Maturity Portfolio	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VGASC-ANN

MFS® Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	0.60%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Inflation-Adjusted Bond Portfolio (fund) provided a total return of 8.63%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the Bloomberg World Government Inflation-Linked Bond Index, generated a return of 8.80%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    From a country perspective, the fund’s overweight exposure to Italy benefited relative performance.
    The fund's shorter duration stance against the Canadian yield curve contributed to relative performance.
  Top detractors from performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    The fund’s overweight exposure to 5- and 7-year key interest rates weighed on relative performance. Additionally, an underweight allocation to the Swiss Franc further weakened relative returns.
    The fund's longer duration stance against both the US and UK yield curves held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	8.63%	(3.09)%	1.10%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
Bloomberg World Government Inflation-Linked Bond Index ∆	8.80%	(2.17)%	1.68%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	153,915,646	Average Effective Maturity (yrs):	9.9
Total Number of Holdings:	97	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	759,573
Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Issuer country weightings
United States	49.5%
United Kingdom	21.4%
Italy	11.2%
France	5.1%
Spain	3.7%
Japan	2.9%
Canada	2.0%
New Zealand	1.3%
Uruguay	0.8%
Other Countries	2.1%
Composition including fixed income credit quality
AAA	4.8%
AA	26.5%
A	8.8%
BBB	12.0%
BB	0.9%
U.S. Government	43.5%
Federal Agencies	1.4%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VIAIC-ANN

MFS® Inflation-Adjusted
Bond Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Inflation-Adjusted Bond Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$88	0.85%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Inflation-Adjusted Bond Portfolio (fund) provided a total return of 8.17%, at net asset value. This compares with a return of 8.17% for the fund’s benchmark, the Bloomberg Global Aggregate Index. The fund's other benchmark, the Bloomberg World Government Inflation-Linked Bond Index, generated a return of 8.80%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    From a country perspective, the fund’s overweight exposure to Italy benefited relative performance.
    The fund's shorter duration stance against the Canadian yield curve contributed to relative performance.
  Top detractors from performance relative to the Bloomberg World Government Inflation-Linked Bond Index:
    The fund’s overweight exposure to 5- and 7-year key interest rates weighed on relative performance. Additionally, an underweight allocation to the Swiss Franc further weakened relative returns.
    The fund's longer duration stance against both the US and UK yield curves held back relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	8.17%	(3.35)%	0.84%
Comparative Benchmark(s)
Bloomberg Global Aggregate Index ∆	8.17%	(2.15)%	1.26%
Bloomberg World Government Inflation-Linked Bond Index ∆	8.80%	(2.17)%	1.68%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	153,915,646	Average Effective Maturity (yrs):	9.9
Total Number of Holdings:	97	Average Effective Duration (yrs):	9.0
Total Management Fee ($)#:	759,573
Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Issuer country weightings
United States	49.5%
United Kingdom	21.4%
Italy	11.2%
France	5.1%
Spain	3.7%
Japan	2.9%
Canada	2.0%
New Zealand	1.3%
Uruguay	0.8%
Other Countries	2.1%
Composition including fixed income credit
quality
AAA	4.8%
AA	26.5%
A	8.8%
BBB	12.0%
BB	0.9%
U.S. Government	43.5%
Federal Agencies	1.4%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VIASC-ANN

MFS® Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$48	0.47%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Limited Maturity Portfolio (fund) provided a total return of 5.83%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 5.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    The fund's longer duration stance helped relative returns. Bond selection within BBB-rated securities, particularly within the industrials sector, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    From a quality perspective, the fund's overweight exposure to AAA-rated securities weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.83%	2.56%	2.70%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	5.35%	1.97%	2.09%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	285,016,465	Average Effective Maturity (yrs):	2.6
Total Number of Holdings:	320	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	1,099,107
Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit
quality
AAA	12.1%
AA	11.5%
A	17.8%
BBB	33.2%
U.S. Government	21.7%
Federal Agencies	1.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLTIC-ANN

MFS® Limited Maturity Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Limited Maturity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.72%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Limited Maturity Portfolio (fund) provided a total return of 5.49%, at net asset value. This compares with a return of 7.30% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Bond Index, generated a return of 5.35%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    The fund's exposure to the collateralized mortgage obligation (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    The fund's longer duration stance helped relative returns. Bond selection within BBB-rated securities, particularly within the industrials sector, also strengthened relative returns.
  Top detractors from performance relative to the Bloomberg 1-3 Year U.S. Government/Credit Bond Index:
    From a quality perspective, the fund's overweight exposure to AAA-rated securities weighed on relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.49%	2.29%	2.44%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	7.30%	(0.36)%	2.01%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index ∆	5.35%	1.97%	2.09%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	285,016,465	Average Effective Maturity (yrs):	2.6
Total Number of Holdings:	320	Average Effective Duration (yrs):	2.0
Total Management Fee ($)#:	1,099,107
Portfolio Turnover Rate (%):	46
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Fixed Income	97.3%
Money Market Funds	2.7%
Composition including fixed income credit
quality
AAA	12.1%
AA	11.5%
A	17.8%
BBB	33.2%
U.S. Government	21.7%
Federal Agencies	1.0%
Money Market Funds	2.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VLTSC-ANN

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Initial Class	$2	0.02%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Moderate Allocation Portfolio (fund) provided a total return of 11.29%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Portfolio Blended Index (Blended Index), generated a return of 15.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    Within non-US equities, the fund's exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.29%	4.82%	7.62%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Moderate Allocation Portfolio Blended Index ∆	15.20%	7.36%	8.52%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Standard & Poor's 500 Stock Index	43.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	14.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	842,796,494	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.5%
MFS Government Securities Portfolio	10.0%
MFS Value Series	9.0%
MFS Research International Portfolio	8.4%
MFS Growth Series	8.2%
MFS Research Series	7.2%
MFS Mid Cap Value Portfolio	7.0%
MFS Mid Cap Growth Series	6.9%
MFS High Yield Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS International Growth Portfolio	3.1%
MFS International Intrinsic Value Portfolio	3.1%
MFS Limited Maturity Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS New Discovery Series	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMAIC-ANN

MFS® Moderate
Allocation Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Moderate Allocation Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
Service Class	$28	0.27%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Moderate Allocation Portfolio (fund) provided a total return of 10.96%, at net asset value. This compares with a return of 17.88% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the MFS Moderate Allocation Portfolio Blended Index (Blended Index), generated a return of 15.20%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the long term strategic allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    Within non-US equities, the fund's exposure to the MFS International Intrinsic Value Portfolio supported relative performance as the developed non-US value segment posted strong results during the reporting period.
    Within fixed income, the fund's exposure to both the MFS Inflation-Adjusted Bond Portfolio and MFS High Yield Portfolio aided relative performance, given strength in these market segments.
  Top detractors from performance relative to the MFS Moderate Allocation Portfolio Blended Index:
    The fund's diversified exposure across all funds within the US equity segment, with the exception of the MFS Growth Series, detracted from relative returns. Additionally, lagging relative performance across the majority of the strategies within the US equity segment also weighed on relative results as the funds generally underperformed their respective benchmarks.
    Within non-US equities, lagging relative performance for all funds further hindered relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	10.96%	4.55%	7.35%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	17.88%	14.42%	14.82%
MFS Moderate Allocation Portfolio Blended Index ∆	15.20%	7.36%	8.52%
∆	Source: FactSet Research Systems Inc.
The MFS Moderate Allocation Portfolio Blended Index (a custom index) was comprised of the following at the end of the reporting period:
12/31/25
Standard & Poor's 500 Stock Index	43.00%
Bloomberg U.S. Aggregate Bond Index	40.00%
MSCI EAFE (Europe, Australasia, Far East) Index (net div)	14.00%
FTSE EPRA Nareit Developed Real Estate Index (net div)	3.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	842,796,494	Total Management Fee ($)#:	0
Total Number of Holdings:	18	Portfolio Turnover Rate (%):	7
# The fund itself does not pay a management fee but the underlying funds in which the fund invests do pay management fees to MFS.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Series	11.5%
MFS Government Securities Portfolio	10.0%
MFS Value Series	9.0%
MFS Research International Portfolio	8.4%
MFS Growth Series	8.2%
MFS Research Series	7.2%
MFS Mid Cap Value Portfolio	7.0%
MFS Mid Cap Growth Series	6.9%
MFS High Yield Portfolio	5.1%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS International Growth Portfolio	3.1%
MFS International Intrinsic Value Portfolio	3.1%
MFS Limited Maturity Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS Institutional Money Market Portfolio	1.5%
MFS New Discovery Value Portfolio	1.5%
MFS New Discovery Series	1.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMASC-ANN

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$81	0.79%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Mid Cap Value Portfolio (fund) provided a total return of 5.98%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 11.05%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    The combination of security selection and an underweight position in the real estate sector supported relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection within both the utilities and materials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.98%	10.18%	9.95%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell Midcap® Value Index ∆	11.05%	9.83%	9.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	594,170,152	Total Management Fee ($)#:	4,195,190
Total Number of Holdings:	150	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	19.4%
Financials	18.5%
Consumer Discretionary	9.1%
Health Care	8.9%
Information Technology	8.5%
Utilities	7.7%
Real Estate	7.4%
Energy	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	1.0%
Top ten holdings
Flex Ltd.	1.3%
Corning, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Agilent Technologies, Inc.	1.2%
Willis Towers Watson PLC	1.1%
PG&E Corp.	1.1%
Raymond James Financial, Inc.	1.1%
Targa Resources Corp.	1.1%
Northern Trust Corp.	1.1%
Assurant, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMCIC-ANN

MFS® Mid Cap Value Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Mid Cap Value Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$107	1.04%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Mid Cap Value Portfolio (fund) provided a total return of 5.75%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Value Index, generated a return of 11.05%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell Midcap® Value Index:
    The combination of security selection and an underweight position in the real estate sector supported relative performance.
  Top detractors from performance relative to the Russell Midcap® Value Index:
    Stock selection and an underweight position in the information technology sector held back relative performance.
    Stock selection within both the utilities and materials sectors further weakened relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.75%	9.90%	9.69%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell Midcap® Value Index ∆	11.05%	9.83%	9.78%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	594,170,152	Total Management Fee ($)#:	4,195,190
Total Number of Holdings:	150	Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Industrials	19.4%
Financials	18.5%
Consumer Discretionary	9.1%
Health Care	8.9%
Information Technology	8.5%
Utilities	7.7%
Real Estate	7.4%
Energy	7.0%
Consumer Staples	5.9%
Materials	5.5%
Communication Services	1.0%
Top ten holdings
Flex Ltd.	1.3%
Corning, Inc.	1.3%
Hartford Insurance Group, Inc.	1.2%
Agilent Technologies, Inc.	1.2%
Willis Towers Watson PLC	1.1%
PG&E Corp.	1.1%
Raymond James Financial, Inc.	1.1%
Targa Resources Corp.	1.1%
Northern Trust Corp.	1.1%
Assurant, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VMCSC-ANN

MFS® Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$92	0.90%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Global Real Estate Portfolio (fund) provided a total return of 3.53%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's overweight allocation to the UK benefited relative performance.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the US was a primary detractor from relative performance.
    The combination of security selection and an underweight allocation to both Japan and Hong Kong also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	3.53%	1.32%	5.01%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.58%	2.76%	3.25%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	169,984,982	Total Management Fee ($)#:	1,483,726
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.4%
Purchased Options	0.1%
Top ten holdings
Prologis, Inc., REIT	8.1%
Equinix, Inc., REIT	5.4%
Goodman Group, REIT	4.1%
Digital Realty Trust, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Simon Property Group, Inc., REIT	3.7%
Extra Space Storage, Inc., REIT	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Scentre Group Ltd., REIT	2.4%
Healthcare Realty Trust, Inc., REIT	2.4%
Issuer country weightings
United States	63.4%
Japan	11.7%
Australia	10.8%
United Kingdom	5.7%
France	2.3%
Germany	2.1%
Hong Kong	1.7%
Belgium	1.6%
Singapore	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VREIC-ANN

MFS® Global Real
Estate Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Global Real Estate Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$117	1.15%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Global Real Estate Portfolio (fund) provided a total return of 3.30%, at net asset value. This compares with a return of 22.34% for the fund’s benchmark, the MSCI All Country World Index (net div). The fund's other benchmark, the FTSE EPRA Nareit Developed Real Estate Index (net div), generated a return of 9.58%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    The fund's overweight allocation to the UK benefited relative performance.
  Top detractors from performance relative to the FTSE EPRA Nareit Developed Real Estate Index:
    Security selection within the US was a primary detractor from relative performance.
    The combination of security selection and an underweight allocation to both Japan and Hong Kong also weakened relative results.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	3.30%	1.08%	4.76%
Comparative Benchmark(s)
MSCI All Country World Index (net div) ∆	22.34%	11.19%	11.72%
FTSE EPRA Nareit Developed Real Estate Index (net div) ∆	9.58%	2.76%	3.25%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	169,984,982	Total Management Fee ($)#:	1,483,726
Total Number of Holdings:	54	Portfolio Turnover Rate (%):	40
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	96.5%
Money Market Funds	3.4%
Purchased Options	0.1%
Top ten holdings
Prologis, Inc., REIT	8.1%
Equinix, Inc., REIT	5.4%
Goodman Group, REIT	4.1%
Digital Realty Trust, Inc., REIT	4.1%
Ventas, Inc., REIT	3.9%
Simon Property Group, Inc., REIT	3.7%
Extra Space Storage, Inc., REIT	2.8%
Mitsui Fudosan Co. Ltd.	2.6%
Scentre Group Ltd., REIT	2.4%
Healthcare Realty Trust, Inc., REIT	2.4%
Issuer country weightings
United States	63.4%
Japan	11.7%
Australia	10.8%
United Kingdom	5.7%
France	2.3%
Germany	2.1%
Hong Kong	1.7%
Belgium	1.6%
Singapore	0.7%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VRESC-ANN

MFS® Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
Initial Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$60	0.58%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Initial Class shares of the MFS Blended Research Small Cap Equity Portfolio (fund) provided a total return of 5.76%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 12.81%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Stock selection within both the industrials and financials sectors aided relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within both the consumer discretionary and health care sectors weakened relative performance.
    Stock selection and an overweight position in the information technology sector further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.76%	6.92%	9.10%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Index ∆	12.81%	6.09%	9.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3ic for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	78,121,402	Total Management Fee ($)#:	299,155
Total Number of Holdings:	195	Portfolio Turnover Rate (%):	72
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Health Care	18.5%
Financials	17.7%
Industrials	16.6%
Information Technology	15.1%
Consumer Discretionary	8.5%
Real Estate	5.4%
Energy	5.0%
Materials	5.0%
Utilities	3.4%
Communication Services	2.0%
Consumer Staples	1.5%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Popular, Inc.	1.6%
Portland General Electric Co.	1.6%
UMB Financial Corp.	1.5%
Banc of California, Inc.	1.4%
Texas Capital Bancshares, Inc.	1.4%
Flowserve Corp.	1.4%
Lincoln National Corp.	1.3%
Envista Holdings Corp.	1.3%
TriNet Group, Inc.	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VSCIC-ANN

MFS® Blended Research®
Small Cap Equity Portfolio
MFS® Variable Insurance Trust III
Service Class
Annual Shareholder Report
This annual shareholder report contains important information about MFS Blended Research Small Cap Equity Portfolio for the period of January 1, 2025 to December 31, 2025. You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$85	0.83%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2025, Service Class shares of the MFS Blended Research Small Cap Equity Portfolio (fund) provided a total return of 5.49%, at net asset value. This compares with a return of 17.15% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Index, generated a return of 12.81%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. In the US, a pro-growth tax and spending bill was signed into law, while in Europe, renewed focus on defense and infrastructure spending brightened the outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained quite high.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. US tariffs remained high on goods from countries such as India and Brazil.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September.
  In fixed income markets, global bond yields peaked in mid-January, then gradually declined, ending the reporting period lower than at the start of the period, while experiencing waves of volatility in between. Credit spreads remained tight and near historical lows, despite a brief widening in April and May due to tariff concerns. US bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index, ended near session lows after rising around the time of the US presidential election and the start of the trade war.
  Top contributors to performance relative to the Russell 2000® Index:
    Stock selection within both the industrials and financials sectors aided relative performance.
  Top detractors from performance relative to the Russell 2000® Index:
    Stock selection within both the consumer discretionary and health care sectors weakened relative performance.
    Stock selection and an overweight position in the information technology sector further dampened relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 12/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.49%	6.62%	8.82%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.15%	13.15%	14.29%
Russell 2000® Index ∆	12.81%	6.09%	9.62%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/vit3sc for more recent performance information.
FUND STATISTICS AS OF 12/31/25
Net Assets ($):	78,121,402	Total Management Fee ($)#:	299,155
Total Number of Holdings:	195	Portfolio Turnover Rate (%):	72
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/25)
Portfolio structure
Equities	98.7%
Money Market Funds	1.3%
Equity sectors
Health Care	18.5%
Financials	17.7%
Industrials	16.6%
Information Technology	15.1%
Consumer Discretionary	8.5%
Real Estate	5.4%
Energy	5.0%
Materials	5.0%
Utilities	3.4%
Communication Services	2.0%
Consumer Staples	1.5%
Top ten holdings
Advanced Energy Industries, Inc.	1.7%
Popular, Inc.	1.6%
Portland General Electric Co.	1.6%
UMB Financial Corp.	1.5%
Banc of California, Inc.	1.4%
Texas Capital Bancshares, Inc.	1.4%
Flowserve Corp.	1.4%
Lincoln National Corp.	1.3%
Envista Holdings Corp.	1.3%
TriNet Group, Inc.	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at insurancefunds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
VSCSC-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, Clarence Otis, Jr., and Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller, Otis, and Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the Registrant (hereinafter the "Registrant" or the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended December 31, 2025 and 2024, audit fees billed to the Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2025	2024
MFS Blended Research Small Cap Equity Portfolio	57,941	56,057
MFS Conservative Allocation Portfolio	39,744	38,287
MFS Global Real Estate Portfolio	59,154	57,242
MFS Growth Allocation Portfolio	39,744	38,287
MFS Inflation-Adjusted Bond Portfolio	45,729	44,131
MFS Limited Maturity Portfolio	70,300	70,082
MFS Mid Cap Value Portfolio	59,684	57,759
MFS Moderate Allocation Portfolio	39,744	38,287
MFS New Discovery Value Portfolio	57,941	56,057
Total	469,981	456,189

For the fiscal years ended December 31, 2025 and 2024, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024
To MFS Blended Research	2,400	2,400	0	0	0	0
Small Cap Equity Portfolio

To MFS Conservative	2,400	2,400	0	0	0	0
Allocation Portfolio

To MFS Global Real Estate	2,400	2,400	0	0	0	0
Portfolio

To MFS Growth Allocation	2,400	2,400	0	0	0	0
Portfolio

To MFS Inflation-Adjusted	2,400	2,400	0	0	0	0
Bond Portfolio

To MFS Limited Maturity	2,400	2,400	0	0	0	0
Portfolio

To MFS Mid Cap Value	2,400	2,400	0	0	0	0
Portfolio

To MFS Moderate Allocation	2,400	2,400	0	0	0	0
Portfolio

To MFS New Discovery Value	2,400	2,400	0	0	0	0
Portfolio

Total fees billed by Deloitte	21,600	21,600	0	0	0	0
To above Funds:
Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2025	2024	2025	2024	2025	2024

To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Blended
Research Small Cap Equity
Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Conservative
Allocation Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Global Real
Estate Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Growth
Allocation Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Inflation-
Adjusted Bond Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Limited
Maturity Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Mid Cap Value
Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS Moderate
Allocation Portfolio*
To MFS and MFS Related	0	0	0	0	217,540	234,973
Entities of MFS New Discovery
Value Portfolio*
Fees billed by Deloitte:	Aggregate fees for non-audit services:
	2025	2024
To MFS Blended Research Small Cap Equity Portfolio, MFS	219,940	255,300
and MFS Related Entities#
To MFS Conservative Allocation Portfolio, MFS and MFS	219,940	255,300
Related Entities#
To MFS Global Real Estate Portfolio, MFS and MFS Related	219,940	255,300
Entities#
To MFS Growth Allocation Portfolio, MFS and MFS Related	219,940	255,300
Entities#
To MFS Inflation-Adjusted Bond Portfolio, MFS and MFS	219,940	255,300
Related Entities#
To MFS Limited Maturity Portfolio, MFS and MFS Related	219,940	255,300
Entities#
To MFS Mid Cap Value Portfolio, MFS and MFS Related	219,940	255,300
Entities#
To MFS Moderate Allocation Portfolio, MFS and MFS Related	219,940	255,300
Entities#
To MFS New Discovery Value Portfolio, MFS and MFS	219,940	255,300
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre- approved by the Committee (because such services were provided prior to the effectiveness of SEC rules requiring pre-approval or because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Moderate Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Moderate Allocation Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 39.6%
MFS Global Governments Portfolio - Initial Class	4,805,924	$42,292,131
MFS Government Securities Portfolio - Initial Class	7,742,362	83,772,360
MFS High Yield Portfolio - Initial Class	8,339,586	42,448,495
MFS Inflation-Adjusted Bond Portfolio - Initial Class	5,239,805	42,390,020
MFS Limited Maturity Portfolio - Initial Class	2,489,527	25,442,968
MFS Total Return Bond Series - Initial Class	8,253,146	97,222,058
		$333,568,032
International Equity Funds – 14.6%
MFS International Growth Portfolio - Initial Class	1,466,860	$26,315,463
MFS International Intrinsic Value Portfolio - Initial Class	711,773	26,314,232
MFS Research International Portfolio - Initial Class	3,406,449	70,206,919
		$122,836,614
Non-Traditional Funds – 3.0%
MFS Global Real Estate Portfolio - Initial Class	1,997,376	$25,346,704
U.S. Equity Funds – 41.3%
MFS Growth Series - Initial Class	1,023,037	$69,413,083
MFS Mid Cap Growth Series - Initial Class	7,310,080	58,334,438
MFS Mid Cap Value Portfolio - Initial Class	5,812,827	58,767,683
MFS New Discovery Series - Initial Class (a)	798,297	12,453,424
MFS New Discovery Value Portfolio - Initial Class	1,699,956	12,528,671
MFS Research Series - Initial Class	2,002,055	61,042,656
MFS Value Series - Initial Class	3,405,691	75,810,690
		$348,350,645
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.82% (v)	12,765,852	$12,768,405
Total Mutual Funds (Identified Cost, $706,238,042)		$842,870,400
Other Assets, Less Liabilities – (0.0)%		(73,906)
Net Assets – 100.0%		$842,796,494

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $842,870,400.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
VMAFS-ANN
1

MFS Moderate Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in affiliated issuers, at value (identified cost, $706,238,042)	$842,870,400
Receivables for
Investments sold	519,674
Other assets	2,921
Total assets	$843,392,995
Liabilities
Payables for
Fund shares reacquired	$534,982
Payable to affiliates
Administrative services fee	95
Shareholder servicing costs	94
Distribution and/or service fees	11,524
Payable for independent Trustees' compensation	126
Accrued expenses and other liabilities	49,680
Total liabilities	$596,501
Net assets	$842,796,494
Net assets consist of
Paid-in capital	$635,148,544
Total distributable earnings (loss)	207,647,950
Net assets	$842,796,494
Shares of beneficial interest outstanding	74,458,288

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$6,478,137	573,399	$11.30
Service Class	836,318,357	73,884,889	11.32
See Notes to Financial Statements
2

MFS Moderate Allocation Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from affiliated issuers	$22,314,993
Other	121
Total investment income	$22,315,114
Expenses
Distribution and/or service fees	$2,162,589
Shareholder servicing costs	16,161
Administrative services fee	17,500
Independent Trustees' compensation	20,084
Custodian fee	12,429
Shareholder communications	15,465
Audit and tax fees	49,680
Legal fees	4,634
Miscellaneous	31,753
Total expenses	$2,330,295
Net investment income (loss)	$19,984,819
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$14,305,847
Capital gain distributions from affiliated issuers	50,447,201
Net realized gain (loss)	$64,753,048
Change in unrealized appreciation or depreciation
Affiliated issuers	$6,270,462
Net realized and unrealized gain (loss)	$71,023,510
Change in net assets from operations	$91,008,329
See Notes to Financial Statements
3

MFS Moderate Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$19,984,819	$17,745,349
Net realized gain (loss)	64,753,048	55,923,530
Net unrealized gain (loss)	6,270,462	2,762,436
Change in net assets from operations	$91,008,329	$76,431,315
Total distributions to shareholders	$(76,589,603)	$(34,978,997)
Change in net assets from fund share transactions	$(67,229,264)	$(136,356,201)
Total change in net assets	$(52,810,538)	$(94,903,883)
Net assets
At beginning of period	895,607,032	990,510,915
At end of period	$842,796,494	$895,607,032
See Notes to Financial Statements
4

MFS Moderate Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.16	$10.72	$10.45	$14.48	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.29	$0.23	$0.15	$0.29	$0.25
Net realized and unrealized gain (loss)	0.94	0.66	1.13	(2.66)	1.34
Total from investment operations	$1.23	$0.89	$1.28	$(2.37)	$1.59
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.18)	$(0.30)	$(0.26)	$(0.30)
From net realized gain	(0.81)	(0.27)	(0.71)	(1.40)	(0.67)
Total distributions declared to shareholders	$(1.09)	$(0.45)	$(1.01)	$(1.66)	$(0.97)
Net asset value, end of period (x)	$11.30	$11.16	$10.72	$10.45	$14.48
Total return (%) (k)(s)(x)	11.29	8.31	12.99	(16.76)	11.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.02	0.02	0.01	0.01	0.01
Net investment income (loss) (l)	2.58	2.04	1.42	2.42	1.74
Portfolio turnover rate	7	2	2	3	2
Net assets at end of period (000 omitted)	$6,478	$5,979	$6,790	$7,560	$9,312

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$11.18	$10.73	$10.46	$14.47	$13.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.26	$0.21	$0.14	$0.26	$0.20
Net realized and unrealized gain (loss)	0.93	0.66	1.11	(2.65)	1.34
Total from investment operations	$1.19	$0.87	$1.25	$(2.39)	$1.54
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.15)	$(0.27)	$(0.22)	$(0.26)
From net realized gain	(0.81)	(0.27)	(0.71)	(1.40)	(0.67)
Total distributions declared to shareholders	$(1.05)	$(0.42)	$(0.98)	$(1.62)	$(0.93)
Net asset value, end of period (x)	$11.32	$11.18	$10.73	$10.46	$14.47
Total return (%) (k)(s)(x)	10.96	8.12	12.64	(16.91)	11.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.27	0.27	0.26	0.27	0.26
Net investment income (loss) (l)	2.29	1.85	1.28	2.14	1.38
Portfolio turnover rate	7	2	2	3	2
Net assets at end of period (000 omitted)	$836,318	$889,628	$983,721	$998,978	$1,356,886

See Notes to Financial Statements
5

MFS Moderate Allocation Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
6

MFS Moderate Allocation Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company
7

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$842,870,400	$—	$—	$842,870,400
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
9

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$20,854,261	$13,036,237
Long-term capital gains	55,735,342	21,942,760
Total distributions	$76,589,603	$34,978,997
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$721,494,818
Gross appreciation	157,366,232
Gross depreciation	(35,990,650)
Net unrealized appreciation (depreciation)	$121,375,582
Undistributed ordinary income	25,767,020
Undistributed long-term capital gain	60,505,348
Total distributable earnings (loss)	$207,647,950
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$574,826	$242,128
Service Class	76,014,777	34,736,869
Total	$76,589,603	$34,978,997
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
10

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $15,963, which equated to 0.0018% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $198.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0020% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $58,817,812 and $194,007,057, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,911	$67,742	6,487	$71,548
Service Class	548,027	6,183,161	311,148	3,481,790
	553,938	$6,250,903	317,635	$3,553,338
Shares issued to shareholders in reinvestment of distributions
Initial Class	52,304	$574,826	21,657	$242,128
Service Class	6,897,893	76,014,777	3,101,506	34,736,869
	6,950,197	$76,589,603	3,123,163	$34,978,997
Shares reacquired
Initial Class	(20,465)	$(233,449)	(126,039)	$(1,410,438)
Service Class	(13,150,777)	(149,836,321)	(15,501,049)	(173,478,098)
	(13,171,242)	$(150,069,770)	(15,627,088)	$(174,888,536)
Net change
Initial Class	37,750	$409,119	(97,895)	$(1,096,762)
Service Class	(5,704,857)	(67,638,383)	(12,088,395)	(135,259,439)
	(5,667,107)	$(67,229,264)	(12,186,290)	$(136,356,201)
11

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $4,129 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$45,243,286	$4,131,181	$9,061,574	$(2,493,408)	$4,472,646	$42,292,131
MFS Global Real Estate Portfolio	26,177,759	1,537,475	2,969,801	248,620	352,651	25,346,704
MFS Government Securities Portfolio	86,519,412	11,431,580	16,219,506	(3,479,383)	5,520,257	83,772,360
MFS Growth Series	73,211,318	21,062,236	22,842,784	7,662,677	(9,680,364)	69,413,083
MFS High Yield Portfolio	45,622,949	4,508,465	8,253,141	(1,166,543)	1,736,765	42,448,495
MFS Inflation-Adjusted Bond Portfolio	45,192,483	4,048,415	8,923,959	(2,883,668)	4,956,749	42,390,020
MFS Institutional Money Market Portfolio	22,959,638	2,710,986	12,901,186	(88)	(945)	12,768,405
MFS International Growth Portfolio	26,928,835	2,368,105	6,637,177	1,488,934	2,166,766	26,315,463
MFS International Intrinsic Value Portfolio	26,961,665	2,553,385	9,262,814	3,097,295	2,964,701	26,314,232
MFS Limited Maturity Portfolio	27,448,215	3,362,072	5,678,226	(39,701)	350,608	25,442,968
MFS Mid Cap Growth Series	61,684,797	16,678,114	13,789,040	2,744,472	(8,983,905)	58,334,438
MFS Mid Cap Value Portfolio	61,208,185	10,387,829	10,995,691	1,266,543	(3,099,183)	58,767,683
MFS New Discovery Series	13,057,402	1,595,472	4,183,491	181,101	1,802,940	12,453,424
MFS New Discovery Value Portfolio	13,033,652	3,068,573	2,584,659	(17,853)	(971,042)	12,528,671
MFS Research International Portfolio	71,790,353	2,405,691	17,596,369	4,524,464	9,082,780	70,206,919
MFS Research Series	64,661,953	20,314,133	17,406,045	3,692,703	(10,220,088)	61,042,656
MFS Total Return Bond Series	104,641,931	12,221,913	22,097,457	(3,325,676)	5,781,347	97,222,058
MFS Value Series	79,360,478	9,112,398	15,505,323	2,805,358	37,779	75,810,690
	$895,704,311	$133,498,023	$206,908,243	$14,305,847	$6,270,462	$842,870,400

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$780,764	$—
MFS Global Real Estate Portfolio	446,555	—
MFS Government Securities Portfolio	3,604,742	—
MFS Growth Series	—	12,468,625
MFS High Yield Portfolio	2,937,017	—
MFS Inflation-Adjusted Bond Portfolio	1,482,877	—
MFS Institutional Money Market Portfolio	792,970	—
MFS International Growth Portfolio	420,657	1,262,503
12

MFS Moderate Allocation Portfolio
Notes to Financial Statements  - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Intrinsic Value Portfolio	$489,467	$1,393,397
MFS Limited Maturity Portfolio	1,155,776	—
MFS Mid Cap Growth Series	—	9,929,612
MFS Mid Cap Value Portfolio	1,033,149	5,045,996
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	519,771	1,141,637
MFS Research International Portfolio	1,030,615	—
MFS Research Series	1,790,465	13,472,345
MFS Total Return Bond Series	4,463,661	—
MFS Value Series	1,366,507	5,733,086
	$22,314,993	$50,447,201
13

MFS Moderate Allocation Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Moderate Allocation Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Moderate Allocation Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
14

MFS Moderate Allocation Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $61,309,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 25.19% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Moderate Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Moderate Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Moderate Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
16

MFS Moderate Allocation Portfolio
Board Review of Investment Advisory Agreement
MFS Moderate Allocation Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. The Trustees noted the structure of the Fund's portfolio and considered MFS' strategic, long-term allocation process with respect to the Fund's underlying investments. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
17

MFS Moderate Allocation Portfolio
Board Review of Investment Advisory Agreement - continued
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the Fund’s total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median.  Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
18

MFS Growth Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Growth Allocation Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 19.5%
MFS Global Governments Portfolio - Initial Class	1,560,069	$13,728,605
MFS High Yield Portfolio - Initial Class	3,380,769	17,208,115
MFS Inflation-Adjusted Bond Portfolio - Initial Class	2,124,390	17,186,321
MFS Limited Maturity Portfolio - Initial Class	336,527	3,439,303
MFS Total Return Bond Series - Initial Class	1,311,068	15,444,378
		$67,006,722
International Equity Funds – 21.6%
MFS Emerging Markets Equity Portfolio - Initial Class	199,961	$3,529,303
MFS International Growth Portfolio - Initial Class	979,950	17,580,310
MFS International Intrinsic Value Portfolio - Initial Class	476,609	17,620,228
MFS Research International Portfolio - Initial Class	1,714,353	35,332,818
		$74,062,659
Non-Traditional Funds – 5.0%
MFS Global Real Estate Portfolio - Initial Class	1,351,783	$17,154,127
U.S. Equity Funds – 52.4%
MFS Growth Series - Initial Class	516,924	$35,073,303
MFS Mid Cap Growth Series - Initial Class	3,846,490	30,694,993
MFS Mid Cap Value Portfolio - Initial Class	3,043,173	30,766,478
MFS New Discovery Series - Initial Class (a)	436,411	6,808,011
MFS New Discovery Value Portfolio - Initial Class	925,853	6,823,535
MFS Research Series - Initial Class	1,038,257	31,656,467
MFS Value Series - Initial Class	1,692,950	37,685,056
		$179,507,843
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.82% (v)	5,164,709	$5,165,742
Total Mutual Funds (Identified Cost, $268,176,553)		$342,897,093
Other Assets, Less Liabilities – (0.0)%		(35,347)
Net Assets – 100.0%		$342,861,746

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $342,897,093.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
VGAFS-ANN
1

MFS Growth Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in affiliated issuers, at value (identified cost, $268,176,553)	$342,897,093
Receivables for
Fund shares sold	774,979
Other assets	1,566
Total assets	$343,673,638
Liabilities
Payables for
Investments purchased	$624,139
Fund shares reacquired	142,064
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	49
Distribution and/or service fees	4,671
Accrued expenses and other liabilities	40,875
Total liabilities	$811,892
Net assets	$342,861,746
Net assets consist of
Paid-in capital	$244,208,599
Total distributable earnings (loss)	98,653,147
Net assets	$342,861,746
Shares of beneficial interest outstanding	32,098,121

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,515,183	330,378	$10.64
Service Class	339,346,563	31,767,743	10.68
See Notes to Financial Statements
2

MFS Growth Allocation Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from affiliated issuers	$6,495,014
Other	51
Total investment income	$6,495,065
Expenses
Distribution and/or service fees	$784,807
Shareholder servicing costs	8,101
Administrative services fee	17,500
Independent Trustees' compensation	8,394
Custodian fee	3,890
Shareholder communications	10,792
Audit and tax fees	49,653
Legal fees	1,864
Miscellaneous	26,499
Total expenses	$911,500
Net investment income (loss)	$5,583,565
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$(375,278)
Capital gain distributions from affiliated issuers	24,090,403
Net realized gain (loss)	$23,715,125
Change in unrealized appreciation or depreciation
Affiliated issuers	$6,273,788
Net realized and unrealized gain (loss)	$29,988,913
Change in net assets from operations	$35,572,478
See Notes to Financial Statements
3

MFS Growth Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$5,583,565	$4,006,593
Net realized gain (loss)	23,715,125	14,869,950
Net unrealized gain (loss)	6,273,788	9,357,943
Change in net assets from operations	$35,572,478	$28,234,486
Total distributions to shareholders	$(19,638,595)	$(11,592,304)
Change in net assets from fund share transactions	$25,800,048	$299,800
Total change in net assets	$41,733,931	$16,941,982
Net assets
At beginning of period	301,127,815	284,185,833
At end of period	$342,861,746	$301,127,815
See Notes to Financial Statements
4

MFS Growth Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.12	$9.56	$9.35	$13.27	$12.38
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.16	$0.13	$0.26	$0.17
Net realized and unrealized gain (loss)	1.00	0.83	1.21	(2.64)	1.75
Total from investment operations	$1.21	$0.99	$1.34	$(2.38)	$1.92
Less distributions declared to shareholders
From net investment income	$(0.16)	$(0.12)	$(0.26)	$(0.19)	$(0.23)
From net realized gain	(0.53)	(0.31)	(0.87)	(1.35)	(0.80)
Total distributions declared to shareholders	$(0.69)	$(0.43)	$(1.13)	$(1.54)	$(1.03)
Net asset value, end of period (x)	$10.64	$10.12	$9.56	$9.35	$13.27
Total return (%) (k)(s)(x)	12.18	10.34	15.29	(18.27)	15.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.04	0.04	0.03	0.04	0.03
Net investment income (loss) (l)	1.97	1.54	1.32	2.37	1.31
Portfolio turnover rate	10	12	9	2	2
Net assets at end of period (000 omitted)	$3,515	$3,297	$3,311	$2,817	$4,564

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.16	$9.60	$9.38	$13.30	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.14	$0.10	$0.23	$0.14
Net realized and unrealized gain (loss)	1.01	0.83	1.22	(2.64)	1.76
Total from investment operations	$1.19	$0.97	$1.32	$(2.41)	$1.90
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.10)	$(0.23)	$(0.16)	$(0.20)
From net realized gain	(0.53)	(0.31)	(0.87)	(1.35)	(0.80)
Total distributions declared to shareholders	$(0.67)	$(0.41)	$(1.10)	$(1.51)	$(1.00)
Net asset value, end of period (x)	$10.68	$10.16	$9.60	$9.38	$13.30
Total return (%) (k)(s)(x)	11.87	10.05	15.03	(18.50)	15.54
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.29	0.29	0.28	0.29	0.28
Net investment income (loss) (l)	1.76	1.34	1.04	2.10	1.09
Portfolio turnover rate	10	12	9	2	2
Net assets at end of period (000 omitted)	$339,347	$297,831	$280,875	$258,142	$352,021

See Notes to Financial Statements
5

MFS Growth Allocation Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
6

MFS Growth Allocation Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company
7

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$342,897,093	$—	$—	$342,897,093
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
9

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$5,493,010	$3,145,873
Long-term capital gains	14,145,585	8,446,431
Total distributions	$19,638,595	$11,592,304
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$274,296,305
Gross appreciation	74,108,266
Gross depreciation	(5,507,478)
Net unrealized appreciation (depreciation)	$68,600,788
Undistributed ordinary income	6,308,706
Undistributed long-term capital gain	23,743,653
Total distributable earnings (loss)	$98,653,147
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$216,597	$134,551
Service Class	19,421,998	11,457,753
Total	$19,638,595	$11,592,304
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or
10

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $7,897, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $204.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0055% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $39,047,866 and $32,136,824, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,511	$36,844	3,345	$33,260
Service Class	4,388,034	46,405,444	3,416,984	34,762,312
	4,391,545	$46,442,288	3,420,329	$34,795,572
Shares issued to shareholders in reinvestment of distributions
Initial Class	20,968	$216,597	13,322	$134,551
Service Class	1,871,098	19,421,998	1,128,843	11,457,753
	1,892,066	$19,638,595	1,142,165	$11,592,304
Shares reacquired
Initial Class	(19,769)	$(212,214)	(37,290)	$(378,714)
Service Class	(3,796,799)	(40,068,621)	(4,500,718)	(45,709,362)
	(3,816,568)	$(40,280,835)	(4,538,008)	$(46,088,076)
Net change
Initial Class	4,710	$41,227	(20,623)	$(210,903)
Service Class	2,462,333	25,758,821	45,109	510,703
	2,467,043	$25,800,048	24,486	$299,800
11

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,476 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Emerging Markets Equity Portfolio	$3,038,077	$335,632	$701,613	$55,161	$802,046	$3,529,303
MFS Global Governments Portfolio	12,087,244	2,175,275	1,090,493	(267,690)	824,269	13,728,605
MFS Global Real Estate Portfolio	14,932,859	2,981,973	1,040,377	(36,436)	316,108	17,154,127
MFS Growth Series	30,829,895	10,801,760	4,819,954	297,359	(2,035,757)	35,073,303
MFS High Yield Portfolio	15,262,818	2,932,154	1,211,439	(158,601)	383,183	17,208,115
MFS Inflation-Adjusted Bond Portfolio	15,084,858	2,697,844	1,343,126	(392,927)	1,139,672	17,186,321
MFS Institutional Money Market Portfolio	5,932,104	17,891,129	18,657,214	(49)	(228)	5,165,742
MFS International Growth Portfolio	15,086,250	2,549,469	2,094,506	134,229	1,904,868	17,580,310
MFS International Intrinsic Value Portfolio	15,089,657	2,052,281	3,020,917	157,526	3,341,681	17,620,228
MFS Limited Maturity Portfolio	3,062,300	616,959	276,926	(2,230)	39,200	3,439,303
MFS Mid Cap Growth Series	26,802,230	10,352,465	2,799,480	23,473	(3,683,695)	30,694,993
MFS Mid Cap Value Portfolio	26,862,390	6,658,915	1,643,327	(66,051)	(1,045,449)	30,766,478
MFS New Discovery Series	5,945,924	930,977	909,319	22,901	817,528	6,808,011
MFS New Discovery Value Portfolio	5,955,333	2,041,396	599,574	(38,901)	(534,719)	6,823,535
MFS Research International Portfolio	30,118,423	3,306,093	4,036,021	90,172	5,854,151	35,332,818
MFS Research Series	27,766,129	9,784,300	2,392,349	(1,353)	(3,500,260)	31,656,467
MFS Total Return Bond Series	13,681,213	2,646,326	1,229,996	(175,911)	522,746	15,444,378
MFS Value Series	32,960,843	6,539,126	2,927,407	(15,950)	1,128,444	37,685,056
	$300,498,547	$87,294,074	$50,794,038	$(375,278)	$6,273,788	$342,897,093

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Emerging Markets Equity Portfolio	$68,091	$23,018
MFS Global Governments Portfolio	232,500	—
MFS Global Real Estate Portfolio	279,341	—
MFS Growth Series	—	5,747,850
MFS High Yield Portfolio	1,090,402	—
MFS Inflation-Adjusted Bond Portfolio	554,284	—
MFS Institutional Money Market Portfolio	230,340	—
12

MFS Growth Allocation Portfolio
Notes to Financial Statements  - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Growth Portfolio	$256,980	$771,267
MFS International Intrinsic Value Portfolio	298,214	848,946
MFS Limited Maturity Portfolio	143,092	—
MFS Mid Cap Growth Series	—	4,745,833
MFS Mid Cap Value Portfolio	494,498	2,415,174
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	257,616	565,836
MFS Research International Portfolio	473,097	—
MFS Research Series	845,935	6,365,232
MFS Total Return Bond Series	649,174	—
MFS Value Series	621,450	2,607,247
	$6,495,014	$24,090,403
13

MFS Growth Allocation Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Growth Allocation Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Growth Allocation Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
14

MFS Growth Allocation Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $15,561,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 52.10% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Growth Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Growth Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
16

MFS Growth Allocation Portfolio
Board Review of Investment Advisory Agreement
MFS Growth Allocation Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. The Trustees noted the structure of the Fund's portfolio and considered MFS' strategic, long-term allocation process with respect to the Fund's underlying investments. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
17

MFS Growth Allocation Portfolio
Board Review of Investment Advisory Agreement - continued
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the Fund’s total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was approximately at the Broadridge expense group median.  Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
18

MFS Conservative Allocation Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Conservative Allocation Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 100.0%
Bond Funds – 59.6%
MFS Global Governments Portfolio - Initial Class	2,066,064	$18,181,360
MFS Government Securities Portfolio - Initial Class	2,099,464	22,716,204
MFS High Yield Portfolio - Initial Class	2,235,941	11,380,940
MFS Inflation-Adjusted Bond Portfolio - Initial Class	2,812,333	22,751,772
MFS Limited Maturity Portfolio - Initial Class	2,449,868	25,037,650
MFS Total Return Bond Series - Initial Class	2,987,581	35,193,708
		$135,261,634
International Equity Funds – 9.5%
MFS International Growth Portfolio - Initial Class	266,838	$4,787,070
MFS International Intrinsic Value Portfolio - Initial Class	129,409	4,784,264
MFS Research International Portfolio - Initial Class	581,251	11,979,575
		$21,550,909
Non-Traditional Funds – 2.0%
MFS Global Real Estate Portfolio - Initial Class	357,087	$4,531,432
U.S. Equity Funds – 27.4%
MFS Growth Series - Initial Class	175,058	$11,877,719
MFS Mid Cap Growth Series - Initial Class	1,130,550	9,021,788
MFS Mid Cap Value Portfolio - Initial Class	894,741	9,045,829
MFS New Discovery Series - Initial Class (a)	144,236	2,250,082
MFS New Discovery Value Portfolio - Initial Class	306,165	2,256,440
MFS Research Series - Initial Class	464,052	14,148,945
MFS Value Series - Initial Class	610,235	13,583,831
		$62,184,634
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 3.82% (v)	3,431,903	$3,432,590
Total Mutual Funds (Identified Cost, $209,071,702)		$226,961,199
Other Assets, Less Liabilities – (0.0)%		(43,620)
Net Assets – 100.0%		$226,917,579

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $226,961,199.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

See Notes to Financial Statements
VCAFS-ANN
1

MFS Conservative Allocation Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in affiliated issuers, at value (identified cost, $209,071,702)	$226,961,199
Receivables for
Investments sold	387,499
Fund shares sold	291,285
Other assets	1,107
Total assets	$227,641,090
Liabilities
Payables for
Investments purchased	$290,421
Fund shares reacquired	388,361
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	32
Distribution and/or service fees	3,095
Payable for independent Trustees' compensation	41
Accrued expenses and other liabilities	41,467
Total liabilities	$723,511
Net assets	$226,917,579
Net assets consist of
Paid-in capital	$198,342,899
Total distributable earnings (loss)	28,574,680
Net assets	$226,917,579
Shares of beneficial interest outstanding	23,017,281

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$1,809,736	184,932	$9.79
Service Class	225,107,843	22,832,349	9.86
See Notes to Financial Statements
2

MFS Conservative Allocation Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from affiliated issuers	$7,242,956
Other	46
Total investment income	$7,243,002
Expenses
Distribution and/or service fees	$591,218
Shareholder servicing costs	5,580
Administrative services fee	17,500
Independent Trustees' compensation	6,939
Custodian fee	2,620
Shareholder communications	9,594
Audit and tax fees	49,652
Legal fees	1,448
Miscellaneous	26,028
Total expenses	$710,579
Net investment income (loss)	$6,532,423
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$1,253,418
Capital gain distributions from affiliated issuers	9,310,198
Net realized gain (loss)	$10,563,616
Change in unrealized appreciation or depreciation
Affiliated issuers	$4,988,164
Net realized and unrealized gain (loss)	$15,551,780
Change in net assets from operations	$22,084,203
See Notes to Financial Statements
3

MFS Conservative Allocation Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$6,532,423	$6,085,441
Net realized gain (loss)	10,563,616	9,553,911
Net unrealized gain (loss)	4,988,164	(554,774)
Change in net assets from operations	$22,084,203	$15,084,578
Total distributions to shareholders	$(16,502,714)	$(6,806,322)
Change in net assets from fund share transactions	$(28,045,479)	$(40,146,568)
Total change in net assets	$(22,463,990)	$(31,868,312)
Net assets
At beginning of period	249,381,569	281,249,881
At end of period	$226,917,579	$249,381,569
See Notes to Financial Statements
4

MFS Conservative Allocation Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.60	$9.33	$9.12	$12.02	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.30	$0.25	$0.17	$0.21	$0.23
Net realized and unrealized gain (loss)	0.63	0.30	0.73	(2.03)	0.60
Total from investment operations	$0.93	$0.55	$0.90	$(1.82)	$0.83
Less distributions declared to shareholders
From net investment income	$(0.29)	$(0.19)	$(0.28)	$(0.25)	$(0.29)
From net realized gain	(0.45)	(0.09)	(0.41)	(0.83)	(0.47)
Total distributions declared to shareholders	$(0.74)	$(0.28)	$(0.69)	$(1.08)	$(0.76)
Net asset value, end of period (x)	$9.79	$9.60	$9.33	$9.12	$12.02
Total return (%) (k)(s)(x)	10.00	5.86	10.42	(15.39)	7.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.05	0.05	0.03	0.03	0.03
Net investment income (loss) (l)	3.06	2.56	1.82	2.05	1.90
Portfolio turnover rate	7	2	3	3	1
Net assets at end of period (000 omitted)	$1,810	$1,754	$1,734	$1,756	$3,278

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.66	$9.38	$9.17	$12.06	$11.99
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.27	$0.22	$0.14	$0.23	$0.19
Net realized and unrealized gain (loss)	0.65	0.31	0.73	(2.07)	0.60
Total from investment operations	$0.92	$0.53	$0.87	$(1.84)	$0.79
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.16)	$(0.25)	$(0.22)	$(0.25)
From net realized gain	(0.45)	(0.09)	(0.41)	(0.83)	(0.47)
Total distributions declared to shareholders	$(0.72)	$(0.25)	$(0.66)	$(1.05)	$(0.72)
Net asset value, end of period (x)	$9.86	$9.66	$9.38	$9.17	$12.06
Total return (%) (k)(s)(x)	9.72	5.65	10.03	(15.53)	6.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses (h)	0.30	0.30	0.28	0.28	0.28
Net investment income (loss) (l)	2.74	2.26	1.53	2.29	1.60
Portfolio turnover rate	7	2	3	3	1
Net assets at end of period (000 omitted)	$225,108	$247,627	$279,516	$298,760	$398,737

See Notes to Financial Statements
5

MFS Conservative Allocation Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
6

MFS Conservative Allocation Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly.  Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets.  Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ financial statements, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' financial statements are not covered by this report.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company
7

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
8

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Investment Companies	$226,961,199	$—	$—	$226,961,199
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ financial statements for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by the fund is affected by the timing of the declaration of distributions by the underlying funds in which the fund invests.
The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
9

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$6,851,671	$4,435,750
Long-term capital gains	9,651,043	2,370,572
Total distributions	$16,502,714	$6,806,322
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$216,255,158
Gross appreciation	24,360,455
Gross depreciation	(13,654,414)
Net unrealized appreciation (depreciation)	$10,706,041
Undistributed ordinary income	7,763,943
Undistributed long-term capital gain	10,104,696
Total distributable earnings (loss)	$28,574,680
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$130,458	$49,887
Service Class	16,372,256	6,756,435
Total	$16,502,714	$6,806,322
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, excluding distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or
10

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $5,428, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $152.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0073% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated $15,979,297 and $58,107,276, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,041	$20,465	2,171	$21,150
Service Class	544,596	5,338,196	435,553	4,217,669
	546,637	$5,358,661	437,724	$4,238,819
Shares issued to shareholders in reinvestment of distributions
Initial Class	13,689	$130,458	5,159	$49,887
Service Class	1,703,669	16,372,256	693,679	6,756,435
	1,717,358	$16,502,714	698,838	$6,806,322
Shares reacquired
Initial Class	(13,519)	$(131,348)	(10,464)	$(98,661)
Service Class	(5,043,744)	(49,775,506)	(5,286,528)	(51,093,048)
	(5,057,263)	$(49,906,854)	(5,296,992)	$(51,191,709)
Net change
Initial Class	2,211	$19,575	(3,134)	$(27,624)
Service Class	(2,795,479)	(28,065,054)	(4,157,296)	(40,118,944)
	(2,793,268)	$(28,045,479)	(4,160,430)	$(40,146,568)
11

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,133 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Global Governments Portfolio	$20,081,474	$1,088,292	$3,876,633	$(1,073,243)	$1,961,470	$18,181,360
MFS Global Real Estate Portfolio	4,815,089	571,850	982,998	40,110	87,381	4,531,432
MFS Government Securities Portfolio	23,959,569	2,414,363	4,230,394	(992,373)	1,565,039	22,716,204
MFS Growth Series	12,928,908	4,281,546	5,019,517	1,614,478	(1,927,696)	11,877,719
MFS High Yield Portfolio	12,629,713	828,708	2,263,962	(268,079)	454,560	11,380,940
MFS Inflation-Adjusted Bond Portfolio	25,081,066	1,356,326	4,865,487	(1,456,848)	2,636,715	22,751,772
MFS Institutional Money Market Portfolio	6,385,189	2,139,483	5,091,677	(136)	(269)	3,432,590
MFS International Growth Portfolio	4,990,958	593,148	1,485,858	322,987	365,835	4,787,070
MFS International Intrinsic Value Portfolio	4,995,033	644,238	1,988,704	651,911	481,786	4,784,264
MFS Limited Maturity Portfolio	27,829,775	2,284,665	5,411,301	(15,732)	350,243	25,037,650
MFS Mid Cap Growth Series	9,737,757	3,210,148	2,997,600	629,051	(1,557,568)	9,021,788
MFS Mid Cap Value Portfolio	9,626,644	2,140,806	2,462,579	276,366	(535,408)	9,045,829
MFS New Discovery Series	2,391,649	475,492	982,019	(22,254)	387,214	2,250,082
MFS New Discovery Value Portfolio	2,380,619	699,729	646,295	29,529	(207,142)	2,256,440
MFS Research International Portfolio	12,475,460	890,397	3,777,089	854,443	1,536,364	11,979,575
MFS Research Series	15,471,403	5,466,119	5,323,179	1,086,950	(2,552,348)	14,148,945
MFS Total Return Bond Series	39,066,304	2,997,699	7,812,521	(1,116,071)	2,058,297	35,193,708
MFS Value Series	14,616,685	2,372,266	3,981,140	692,329	(116,309)	13,583,831
	$249,463,295	$34,455,275	$63,198,953	$1,253,418	$4,988,164	$226,961,199

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Global Governments Portfolio	$338,286	$—
MFS Global Real Estate Portfolio	80,805	—
MFS Government Securities Portfolio	975,505	—
MFS Growth Series	—	2,140,316
MFS High Yield Portfolio	794,353	—
MFS Inflation-Adjusted Bond Portfolio	803,006	—
MFS Institutional Money Market Portfolio	216,657	—
MFS International Growth Portfolio	77,119	231,456
12

MFS Conservative Allocation Portfolio
Notes to Financial Statements  - continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS International Intrinsic Value Portfolio	$89,588	$255,035
MFS Limited Maturity Portfolio	1,146,447	—
MFS Mid Cap Growth Series	—	1,532,479
MFS Mid Cap Value Portfolio	159,242	777,753
MFS New Discovery Series	—	—
MFS New Discovery Value Portfolio	93,396	205,138
MFS Research International Portfolio	177,619	—
MFS Research Series	416,415	3,133,315
MFS Total Return Bond Series	1,627,891	—
MFS Value Series	246,627	1,034,706
	$7,242,956	$9,310,198
13

MFS Conservative Allocation Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Conservative Allocation Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Conservative Allocation Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying funds’ transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
14

MFS Conservative Allocation Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $10,617,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 12.74% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Conservative Allocation Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Conservative Allocation Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
16

MFS Conservative Allocation Portfolio
Board Review of Investment Advisory Agreement
MFS Conservative Allocation Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. The Trustees noted the structure of the Fund's portfolio and considered MFS' strategic, long-term allocation process with respect to the Fund's underlying investments. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
17

MFS Conservative Allocation Portfolio
Board Review of Investment Advisory Agreement - continued
The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).
In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the Fund’s total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Broadridge expense group median.  Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
18

MFS Mid Cap Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Value Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 2.3%
KBR, Inc.	64,450	$2,590,890
L3Harris Technologies, Inc.	17,917	5,259,894
Leidos Holdings, Inc.	25,530	4,605,612
Standard Aero, Inc. (a)	41,701	1,195,984
		$13,652,380
Airlines – 2.0%
Alaska Air Group, Inc. (a)	66,628	$3,351,388
Delta Air Lines, Inc.	71,034	4,929,760
Southwest Airlines Co.	91,580	3,785,001
		$12,066,149
Alcoholic Beverages – 0.3%
Brown-Forman Corp., “ B”	62,008	$1,615,928
Automotive – 1.8%
Aptiv PLC (a)	74,574	$5,674,336
Group 1 Automotive, Inc.	3,200	1,258,560
LKQ Corp.	125,726	3,796,925
		$10,729,821
Biotechnology – 0.5%
Biogen, Inc. (a)	15,557	$2,737,876
Broadcasting – 1.0%
Nexstar Media Group, Inc.	11,891	$2,414,468
Omnicom Group, Inc.	41,159	3,323,589
		$5,738,057
Brokerage & Asset Managers – 2.3%
Carlyle Group, Inc.	62,242	$3,679,125
Raymond James Financial, Inc.	42,026	6,748,955
TPG, Inc.	50,453	3,220,919
		$13,648,999
Business Services – 2.7%
Cognizant Technology Solutions Corp., “A”	36,406	$3,021,698
Fidelity National Information Services, Inc.	71,610	4,759,201
Global Payments, Inc.	52,217	4,041,596
TransUnion	51,431	4,410,208
		$16,232,703
Chemicals – 1.1%
Eastman Chemical Co.	57,887	$3,694,927
Qnity Electronics, Inc.	33,705	2,752,013
		$6,446,940
VMCFS-ANN
1

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.9%
Check Point Software Technologies Ltd. (a)	18,279	$3,391,851
Pegasystems, Inc.	32,025	1,912,533
		$5,304,384
Computer Software - Systems – 1.5%
CDW Corp.	25,206	$3,433,057
Seagate Technology Holdings PLC	10,062	2,770,974
Zebra Technologies Corp., “A” (a)	12,154	2,951,235
		$9,155,266
Construction – 7.1%
Allegion PLC	37,566	$5,981,259
Builders FirstSource, Inc. (a)	21,865	2,249,690
Equity Lifestyle Properties, Inc., REIT	71,918	4,358,950
Essex Property Trust, Inc., REIT	15,110	3,953,985
Ferguson Enterprises, Inc.	14,826	3,300,712
James Hardie Industries PLC (a)	125,135	2,596,551
Mid-America Apartment Communities, Inc., REIT	28,031	3,893,786
Mohawk Industries, Inc. (a)	27,985	3,058,761
Otis Worldwide Corp.	43,567	3,805,577
Pulte Homes, Inc.	49,725	5,830,754
Stanley Black & Decker, Inc.	45,408	3,372,906
		$42,402,931
Consumer Products – 1.6%
International Flavors & Fragrances, Inc.	50,534	$3,405,486
Kenvue, Inc.	284,597	4,909,298
Newell Brands, Inc.	328,913	1,223,557
		$9,538,341
Containers – 1.8%
Amcor PLC	382,022	$3,186,064
Avery Dennison Corp.	21,310	3,875,863
Graphic Packaging Holding Co.	252,671	3,805,225
		$10,867,152
Electrical Equipment – 3.2%
Corning, Inc.	86,149	$7,543,206
Hubbell, Inc.	7,996	3,551,104
nVent Electric PLC	45,066	4,595,380
TE Connectivity PLC	14,430	3,282,969
		$18,972,659
Electronics – 3.3%
Coherent Corp. (a)	14,656	$2,705,058
Entegris, Inc.	37,786	3,183,471
Flex Ltd. (a)	129,867	7,846,564
NXP Semiconductors N.V.	17,388	3,774,239
Skyworks Solutions, Inc.	31,969	2,027,154
		$19,536,486
Energy - Independent – 4.2%
Chord Energy Corp.	23,465	$2,175,206
Diamondback Energy, Inc.	31,413	4,722,316
Expand Energy Corp.	53,543	5,909,006
2

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Peabody Energy Corp.	60,206	$1,788,118
Permian Resources Corp.	348,234	4,885,723
Valero Energy Corp.	33,784	5,499,697
		$24,980,066
Energy - Renewables – 0.3%
Generac Holdings, Inc. (a)	14,089	$1,921,317
Engineering - Construction – 0.8%
Jacobs Solutions, Inc.	35,948	$4,761,672
Food & Beverages – 2.0%
Campbell Soup Co.	62,742	$1,748,619
Coca-Cola Europacific Partners PLC	40,739	3,695,027
Hershey Co.	18,800	3,421,224
Ingredion, Inc.	29,587	3,262,263
		$12,127,133
Food & Drug Stores – 0.6%
Albertsons Cos., Inc., “A”	195,233	$3,352,151
Forest & Paper Products – 0.5%
International Paper Co.	76,320	$3,006,245
Gaming & Lodging – 2.8%
Brightstar Lottery PLC	156,888	$2,428,626
Hyatt Hotels Corp.	29,797	4,777,055
VICI Properties, Inc., REIT	159,830	4,494,420
Viking Holdings Ltd. (a)	66,855	4,774,115
		$16,474,216
Health Maintenance Organizations – 0.8%
Humana, Inc.	18,561	$4,754,029
Insurance – 8.2%
American International Group, Inc.	60,395	$5,166,792
Assurant, Inc.	25,732	6,197,552
Corebridge Financial, Inc.	132,870	4,008,688
Equitable Holdings, Inc.	48,263	2,299,732
Everest Group Ltd.	10,544	3,578,106
Hanover Insurance Group, Inc.	25,652	4,688,416
Hartford Insurance Group, Inc.	53,488	7,370,647
Lincoln National Corp.	101,930	4,538,943
Voya Financial, Inc.	57,116	4,254,571
Willis Towers Watson PLC	20,549	6,752,401
		$48,855,848
Leisure & Toys – 1.3%
Brunswick Corp.	65,460	$4,859,750
Mattel, Inc. (a)	137,201	2,722,068
		$7,581,818
3

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 6.1%
AGCO Corp.	41,815	$4,362,141
Flowserve Corp.	53,792	3,732,089
Ingersoll Rand, Inc.	42,794	3,390,141
ITT, Inc.	15,723	2,728,098
Nordson Corp.	14,408	3,464,115
PACCAR, Inc.	32,968	3,610,325
Pentair PLC	48,806	5,082,657
Regal Rexnord Corp.	28,850	4,048,232
Wabtec Corp.	28,483	6,079,696
		$36,497,494
Major Banks – 0.8%
Regions Financial Corp.	181,283	$4,912,769
Medical & Health Technology & Services – 3.5%
Cencora, Inc.	14,998	$5,065,575
ICON PLC (a)	15,877	2,893,107
Labcorp Holdings, Inc.	15,007	3,764,956
Universal Health Services, Inc.	19,587	4,270,358
Ventas, Inc., REIT	60,627	4,691,317
		$20,685,313
Medical Equipment – 4.7%
Agilent Technologies, Inc.	52,236	$7,107,752
Avantor, Inc. (a)	191,273	2,191,989
Becton, Dickinson and Co.	23,294	4,520,667
Cooper Companies, Inc. (a)	34,697	2,843,766
GE Healthcare Technologies, Inc.	34,288	2,812,302
Medline, Inc., “A” (a)	38,782	1,628,844
Revvity, Inc.	29,527	2,856,737
STERIS PLC	16,573	4,201,587
		$28,163,644
Metals & Mining – 0.6%
Nucor Corp.	22,533	$3,675,358
Natural Gas - Distribution – 0.7%
Atmos Energy Corp.	24,550	$4,115,316
Natural Gas - Pipeline – 1.7%
Plains GP Holdings LP	189,148	$3,620,293
Targa Resources Corp.	35,184	6,491,448
		$10,111,741
Oil Services – 1.1%
Baker Hughes Co.	39,421	$1,795,232
TechnipFMC PLC	99,794	4,446,821
		$6,242,053
Other Banks & Diversified Financials – 5.7%
Columbia Banking System, Inc.	101,094	$2,825,577
East West Bancorp, Inc.	38,641	4,342,862
Fifth Third Bancorp	90,860	4,253,157
M&T Bank Corp.	28,631	5,768,574
Northern Trust Corp.	46,390	6,336,410
4

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Prosperity Bancshares, Inc.	38,337	$2,649,470
SLM Corp.	147,059	3,979,417
Synchrony Financial	45,577	3,802,489
		$33,957,956
Pharmaceuticals – 0.2%
Organon & Co.	130,610	$936,474
Pollution Control – 0.7%
GFL Environmental, Inc.	96,663	$4,151,676
Real Estate – 2.4%
Brixmor Property Group, Inc., REIT	174,742	$4,581,735
Jones Lang LaSalle, Inc. (a)	15,368	5,170,871
W.P. Carey, Inc., REIT	71,413	4,596,141
		$14,348,747
Real Estate - Storage – 1.3%
Extra Space Storage, Inc., REIT	39,391	$5,129,496
Rexford Industrial Realty, Inc., REIT	73,830	2,858,698
		$7,988,194
Restaurants – 3.0%
Aramark	129,059	$4,757,115
Darden Restaurants, Inc.	15,736	2,895,739
SYSCO Corp.	54,425	4,010,578
U.S. Foods Holding Corp. (a)	79,954	6,022,135
		$17,685,567
Specialty Chemicals – 1.0%
Ashland, Inc.	58,040	$3,405,207
DuPont de Nemours, Inc.	67,412	2,709,962
		$6,115,169
Specialty Stores – 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	31,135	$2,803,084
Ross Stores, Inc.	32,462	5,847,705
		$8,650,789
Trucking – 1.2%
FedEx Corp.	12,355	$3,568,865
J.B. Hunt Transport Services, Inc.	17,672	3,434,377
		$7,003,242
Utilities - Electric Power – 7.0%
Alliant Energy Corp.	85,073	$5,530,596
CenterPoint Energy, Inc.	112,095	4,297,722
CMS Energy Corp.	78,808	5,511,043
Evergy, Inc.	41,212	2,987,458
PG&E Corp.	420,010	6,749,561
Pinnacle West Capital Corp.	49,266	4,369,894
Public Service Enterprise Group, Inc.	73,426	5,896,108
Sempra	52,598	4,643,877
5

MFS Mid Cap Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Talen Energy Corp. (a)	3,558	$1,333,681
		$41,319,940
Total Common Stocks (Identified Cost, $434,130,387)		$583,022,009
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co., 6%, 10/15/2027 (Identified Cost, $2,454,000)	49,080	$3,389,465
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $6,327,573)	6,327,149	$6,328,414
Other Assets, Less Liabilities – 0.2%		1,430,264
Net Assets – 100.0%		$594,170,152

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,328,414 and
$586,411,474, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Mid Cap Value Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $436,584,387)	$586,411,474
Investments in affiliated issuers, at value (identified cost, $6,327,573)	6,328,414
Cash	19,159
Receivables for
Fund shares sold	1,107,516
Interest and dividends	881,532
Other assets	2,352
Total assets	$594,750,447
Liabilities
Payables for
Fund shares reacquired	$492,209
Payable to affiliates
Investment adviser	24,193
Administrative services fee	440
Shareholder servicing costs	118
Distribution and/or service fees	4,254
Accrued expenses and other liabilities	59,081
Total liabilities	$580,295
Net assets	$594,170,152
Net assets consist of
Paid-in capital	$405,477,290
Total distributable earnings (loss)	188,692,862
Net assets	$594,170,152
Shares of beneficial interest outstanding	59,332,159

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$286,263,261	28,312,502	$10.11
Service Class	307,906,891	31,019,657	9.93
See Notes to Financial Statements
7

MFS Mid Cap Value Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$11,169,446
Dividends from affiliated issuers	483,981
Other	14,500
Income on securities loaned	10,669
Foreign taxes withheld	(11,254)
Total investment income	$11,667,342
Expenses
Management fee	$4,274,130
Distribution and/or service fees	721,247
Shareholder servicing costs	20,981
Administrative services fee	84,165
Independent Trustees' compensation	13,614
Custodian fee	29,687
Shareholder communications	35,150
Audit and tax fees	71,334
Legal fees	3,205
Miscellaneous	33,238
Total expenses	$5,286,751
Reduction of expenses by investment adviser	(78,940)
Net expenses	$5,207,811
Net investment income (loss)	$6,459,531
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$35,576,391
Affiliated issuers	1,450
Net realized gain (loss)	$35,577,841
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(7,514,520)
Affiliated issuers	(93)
Translation of assets and liabilities in foreign currencies	2,808
Net unrealized gain (loss)	$(7,511,805)
Net realized and unrealized gain (loss)	$28,066,036
Change in net assets from operations	$34,525,567
See Notes to Financial Statements
8

MFS Mid Cap Value Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$6,459,531	$5,507,581
Net realized gain (loss)	35,577,841	52,780,108
Net unrealized gain (loss)	(7,511,805)	8,024,630
Change in net assets from operations	$34,525,567	$66,312,319
Total distributions to shareholders	$(58,166,796)	$(28,085,441)
Change in net assets from fund share transactions	$70,358,701	$15,368,118
Total change in net assets	$46,717,472	$53,594,996
Net assets
At beginning of period	547,452,680	493,857,684
At end of period	$594,170,152	$547,452,680
See Notes to Financial Statements
9

MFS Mid Cap Value Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.59	$9.83	$9.19	$11.09	$8.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.12	$0.13	$0.14	$0.10
Net realized and unrealized gain (loss)	0.47	1.22	1.00	(1.10)	2.55
Total from investment operations	$0.60	$1.34	$1.13	$(0.96)	$2.65
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.13)	$(0.17)	$(0.10)	$(0.08)
From net realized gain	(0.97)	(0.45)	(0.32)	(0.84)	(0.07)
Total distributions declared to shareholders	$(1.08)	$(0.58)	$(0.49)	$(0.94)	$(0.15)
Net asset value, end of period (x)	$10.11	$10.59	$9.83	$9.19	$11.09
Total return (%) (k)(r)(s)(x)	5.98	13.75	12.73	(8.79)	30.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.80	0.80	0.80	0.80	0.80
Expenses after expense reductions	0.79	0.78	0.78	0.79	0.79
Net investment income (loss)	1.26	1.16	1.43	1.45	0.97
Portfolio turnover rate	24	27	24	21	26
Net assets at end of period (000 omitted)	$286,263	$277,830	$264,612	$246,813	$316,524

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.42	$9.68	$9.06	$10.95	$8.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.10	$0.10	$0.11	$0.12	$0.07
Net realized and unrealized gain (loss)	0.47	1.20	0.97	(1.09)	2.52
Total from investment operations	$0.57	$1.30	$1.08	$(0.97)	$2.59
Less distributions declared to shareholders
From net investment income	$(0.09)	$(0.11)	$(0.14)	$(0.08)	$(0.07)
From net realized gain	(0.97)	(0.45)	(0.32)	(0.84)	(0.07)
Total distributions declared to shareholders	$(1.06)	$(0.56)	$(0.46)	$(0.92)	$(0.14)
Net asset value, end of period (x)	$9.93	$10.42	$9.68	$9.06	$10.95
Total return (%) (k)(r)(s)(x)	5.75	13.52	12.39	(9.00)	30.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.05	1.05	1.05	1.05	1.05
Expenses after expense reductions	1.04	1.03	1.03	1.04	1.04
Net investment income (loss)	1.01	0.92	1.19	1.24	0.74
Portfolio turnover rate	24	27	24	21	26
Net assets at end of period (000 omitted)	$307,907	$269,622	$229,246	$200,016	$227,898

See Notes to Financial Statements
10

MFS Mid Cap Value Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Mid Cap Value Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
12

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$586,411,474	$—	$—	$586,411,474
Investment Companies	6,328,414	—	—	6,328,414
Total	$592,739,888	$—	$—	$592,739,888
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2025, there were no securities on loan or collateral outstanding.
13

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$9,365,924	$6,017,383
Long-term capital gains	48,800,872	22,068,058
Total distributions	$58,166,796	$28,085,441
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$445,445,292
Gross appreciation	175,516,480
Gross depreciation	(28,221,884)
Net unrealized appreciation (depreciation)	$147,294,596
Undistributed ordinary income	6,829,837
Undistributed long-term capital gain	34,566,863
Other temporary differences	1,566
Total distributable earnings (loss)	$188,692,862
14

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$28,617,950	$14,812,334
Service Class	29,548,846	13,273,107
Total	$58,166,796	$28,085,441
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $78,940, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.92% of average daily net assets for the Initial Class shares and 1.17% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $19,116, which equated to 0.0034% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,865.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0148% of the fund's average daily net assets.
15

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $113,573 and $283,915, respectively. The sales transactions resulted in net realized gains (losses) of $62,847.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $14,419, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $158,591,256 and $136,173,385, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,245,233	$53,286,742	4,105,333	$43,176,139
Service Class	6,870,903	69,854,341	5,739,620	59,958,635
	12,116,136	$123,141,083	9,844,953	$103,134,774
Shares issued to shareholders in reinvestment of distributions
Initial Class	2,908,328	$28,617,950	1,427,007	$14,812,334
Service Class	3,055,723	29,548,846	1,298,738	13,273,107
	5,964,051	$58,166,796	2,725,745	$28,085,441
Shares reacquired
Initial Class	(6,073,327)	$(62,758,264)	(6,226,816)	$(65,623,961)
Service Class	(4,782,324)	(48,190,914)	(4,843,970)	(50,228,136)
	(10,855,651)	$(110,949,178)	(11,070,786)	$(115,852,097)
Net change
Initial Class	2,080,234	$19,146,428	(694,476)	$(7,635,488)
Service Class	5,144,302	51,212,273	2,194,388	23,003,606
	7,224,536	$70,358,701	1,499,912	$15,368,118
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 10%, 5%, and 2%, respectively, of the value of outstanding voting shares of the fund.
16

MFS Mid Cap Value Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $2,681 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,669,783	$94,948,976	$102,291,702	$1,450	$(93)	$6,328,414

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$483,981	$—
17

MFS Mid Cap Value Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Mid Cap Value Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Mid Cap Value Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
18

MFS Mid Cap Value Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $53,681,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 83.29% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
20

MFS Mid Cap Value Portfolio
Board Review of Investment Advisory Agreement
MFS Mid Cap Value Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Initial Class shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Initial Class shares was in the 2nd quintile for the one-year period and 3rd quintile for the three-year period ended December 31, 2024 relative to the Broadridge performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
21

MFS Mid Cap Value Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was higher than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
22

MFS Inflation-Adjusted Bond Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer		Shares/Par	Value ($)
Bonds – 97.7%
Asset-Backed & Securitized – 1.9%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.993%, 11/15/2054 (i)		$2,052,584	$72,620
Alinea CLO Ltd., 2018-1A, “AR”, FLR, 4.784% (SOFR - 3mo. + 0.9%), 7/20/2031 (n)		5,554	5,554
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.514% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)		300,000	300,560
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)		1,910,777	92,199
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.553%, 2/15/2054 (i)		1,265,385	78,090
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)		4,207,109	190,870
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.129%, 3/15/2054 (i)		2,494,809	99,929
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)		3,186,159	148,509
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.237%, 8/15/2054 (i)		3,826,021	185,658
Bridgecrest Lending Auto Securitization Trust, 2025-1, “A2”, 4.71%, 9/15/2027		55,397	55,418
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)		3,182,587	161,347
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.025%, 6/15/2064 (i)		1,279,788	51,638
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)		37,314	37,336
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.261%, 5/15/2054 (i)		1,616,404	70,663
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)		1,857,952	68,723
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.687% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)		625,000	624,572
Santander Drive Auto Receivables Trust, 2025-1, “A2”, 4.76%, 8/16/2027		56,766	56,778
Santander Drive Auto Receivables Trust, 2025-1, “A3”, 4.74%, 1/16/2029		125,000	125,272
SBNA Auto Receivables Trust, 2025-SF1, “B”, 5.12%, 3/17/2031 (n)		24,148	24,163
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.434% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)		406,375	406,362
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.492%, 8/15/2054 (i)		1,410,778	84,582
			$2,940,843
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$312,000	$299,261
Emerging Market Sovereign – 2.3%
Federative Republic of Brazil, 10%, 1/01/2033	BRL	4,000,000	$616,291
Oriental Republic of Uruguay, 3.7%, 6/26/2037	UYU	45,760,418	1,229,573
Republic of Poland, Inflation Linked Bond, 2%, 8/25/2036	PLN	3,226,320	817,253
Republic of South Africa, 8.875%, 2/28/2035	ZAR	13,000,000	816,790
			$3,479,907
International Market Sovereign – 48.2%
Commonwealth of Australia, Inflation Linked Bond, 0.25%, 11/21/2032	AUD	1,728,085	$1,011,654
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 8/21/2040		193,437	106,433
Government of Canada, Inflation Linked Bond, 4%, 12/01/2031	CAD	2,830,960	2,385,778
Government of Canada, Inflation Linked Bond, 1.25%, 12/01/2047		1,039,089	673,858
Government of Japan, Inflation Linked Bond, 0.1%, 3/10/2026	JPY	434,302,000	2,785,120
Government of Japan, Inflation Linked Bond, 0.005%, 3/10/2031		243,270,350	1,594,935
Government of New Zealand, Inflation Linked Bond, 3%, 9/20/2030	NZD	3,279,845	1,997,498
Kingdom of Spain, Inflation Linked Bond, 1%, 11/30/2030	EUR	863,101	1,018,361
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		1,879,716	2,116,991
Kingdom of Spain, Inflation Linked Bond, 2.05%, 11/30/2039 (n)		2,061,576	2,513,448
Republic of France, Inflation Linked Bond, 0.7%, 7/25/2030		632,923	736,336
Republic of France, Inflation Linked Bond, 0.6%, 7/25/2034 (n)		5,451,741	5,948,153
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2047		501,376	376,563
Republic of France, Inflation Linked Bond, 0.1%, 7/25/2053 (n)		1,183,056	786,080
Republic of Italy, Inflation Linked Bond, 1.25%, 9/15/2032		10,662,800	12,523,855
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		3,099,870	3,914,307
Republic of Italy, Inflation Linked Bond, 0.15%, 5/15/2051 (n)		1,031,300	720,598
VIAFS-ANN
1

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2029	GBP	3,383,361	$4,458,928
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 8/10/2031		2,559,735	3,283,659
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/2035		2,610,959	3,617,404
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/2037		2,588,144	3,245,382
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/2040		3,975,166	4,486,007
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/2042		2,377,353	2,576,253
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2044		502,410	477,100
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2046		1,158,235	1,051,765
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/2047		2,535,017	2,614,809
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/2050		381,764	357,271
United Kingdom Treasury, Inflation Linked Bond, 0.25%, 3/22/2052		2,499,077	2,114,349
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/2055		722,702	791,256
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2058		2,259,976	1,681,370
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/2062		1,112,368	877,284
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 11/22/2065		594,354	401,349
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2068		1,109,304	736,129
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/2073		224,599	155,270
			$74,135,553
Medical & Health Technology & Services – 0.3%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028		$487,000	$498,628
Mortgage-Backed – 1.4%
Fannie Mae, 4%, 9/25/2050 (i)		$219,460	$42,480
Fannie Mae, 2.5%, 2/25/2051 (i)		139,887	20,173
Fannie Mae, 5.324%, 11/25/2053		185,531	187,973
Fannie Mae, 5.274%, 12/25/2054		261,004	262,973
Freddie Mac, 0.413%, 5/25/2029 (i)		2,539,591	34,347
Freddie Mac, 0.816%, 7/25/2029 (i)		1,264,362	34,316
Freddie Mac, 0.57%, 1/25/2030 (i)		742,356	15,906
Freddie Mac, 1.797%, 4/25/2030 (i)		564,669	38,300
Freddie Mac, 1.666%, 5/25/2030 (i)		1,221,668	79,986
Freddie Mac, 1.168%, 9/25/2030 (i)		646,322	31,769
Freddie Mac, 0.715%, 12/25/2030 (i)		184,863	5,494
Freddie Mac, 0.32%, 1/25/2031 (i)		4,832,843	60,436
Freddie Mac, 0.779%, 1/25/2031 (i)		1,882,263	66,957
Freddie Mac, 0.935%, 1/25/2031 (i)		1,425,035	59,424
Freddie Mac, 0.509%, 3/25/2031 (i)		5,874,051	127,083
Freddie Mac, 1.214%, 5/25/2031 (i)		709,327	40,161
Freddie Mac, 0.937%, 7/25/2031 (i)		1,133,380	53,157
Freddie Mac, 0.536%, 9/25/2031 (i)		4,635,695	126,253
Freddie Mac, 0.855%, 9/25/2031 (i)		1,417,400	59,457
Freddie Mac, 0.349%, 11/25/2031 (i)		6,965,967	128,461
Freddie Mac, 0.496%, 12/25/2031 (i)		6,916,623	175,340
Freddie Mac, 0.567%, 12/25/2031 (i)		1,130,491	31,938
Freddie Mac, 0.266%, 5/25/2033 (i)		3,200,000	65,556
Freddie Mac, 0.905%, 9/25/2034 (i)		789,814	53,905
Freddie Mac, 4.694%, 9/25/2052		288,658	285,104
			$2,086,949
U.S. Treasury Inflation Protected Securities – 43.4%
U.S. Treasury Bonds, 1.75%, 1/15/2034		$10,544,300	$10,483,841
U.S. Treasury Bonds, 2.125%, 2/15/2040		1,702,040	1,684,290
U.S. Treasury Bonds, 0.75%, 2/15/2042		10,230,908	7,961,255
U.S. Treasury Bonds, 0.75%, 2/15/2045		3,836,465	2,795,928
U.S. Treasury Bonds, 0.125%, 2/15/2052		4,379,740	2,314,190
2

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 2.125%, 2/15/2054	$1,104,272	$991,837
U.S. Treasury Notes, 0.5%, 1/15/2028	9,357,595	9,192,276
U.S. Treasury Notes, 0.875%, 1/15/2029	10,586,607	10,421,881
U.S. Treasury Notes, 0.125%, 1/15/2031 (f)	13,235,311	12,336,539
U.S. Treasury Notes, 0.125%, 1/15/2032	9,489,394	8,670,304
		$66,852,341
Total Bonds (Identified Cost, $161,621,303)		$150,293,482
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $3,266,023)	3,265,478	$3,266,131
Other Assets, Less Liabilities – 0.2%		356,033
Net Assets – 100.0%		$153,915,646

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,266,131 and
$150,293,482, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,483,817, representing 8.8% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CPI-U	Consumer Price Index - Urban Consumers
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
UYU	Uruguayan Peso
ZAR	South African Rand

3

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments – continued
Derivative Contracts at 12/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	1,786,908	USD	1,154,880	Barclays Bank PLC	1/16/2026	$37,706
AUD	568,781	USD	372,602	Deutsche Bank AG	1/16/2026	7,003
AUD	701,626	USD	467,411	Goldman Sachs International	1/16/2026	856
AUD	43,704	USD	28,925	Merrill Lynch International	1/16/2026	243
CAD	530,479	USD	382,601	Citibank N.A.	1/16/2026	4,138
CAD	1,192,418	USD	864,030	HSBC Bank	1/16/2026	5,289
CAD	220,127	USD	159,158	JPMorgan Chase Bank N.A.	1/16/2026	1,323
CAD	562,684	USD	405,216	Morgan Stanley Capital Services LLC	1/16/2026	5,002
CAD	1,060,811	USD	757,950	State Street Corp.	1/16/2026	15,422
CAD	2,151,473	USD	1,537,991	UBS AG	1/16/2026	30,515
CZK	9,828,968	USD	467,218	State Street Corp.	1/16/2026	10,989
DKK	2,083,888	USD	325,070	State Street Corp.	1/16/2026	3,023
EUR	183,560	USD	211,790	HSBC Bank	1/16/2026	4,042
EUR	3,671,151	USD	4,283,686	JPMorgan Chase Bank N.A.	1/16/2026	32,899
EUR	233,436	USD	274,418	Merrill Lynch International	1/16/2026	59
EUR	692,145	USD	806,280	Morgan Stanley Capital Services LLC	1/16/2026	7,552
GBP	1,106,162	USD	1,464,064	Citibank N.A.	1/16/2026	26,970
GBP	1,453,348	USD	1,945,454	Goldman Sachs International	1/16/2026	13,565
GBP	130,417	USD	174,959	HSBC Bank	1/16/2026	835
GBP	1,370,457	USD	1,828,502	JPMorgan Chase Bank N.A.	1/16/2026	18,785
GBP	145,826	USD	195,216	Merrill Lynch International	1/16/2026	1,347
GBP	660,193	USD	875,161	State Street Corp.	1/16/2026	14,737
HUF	250,997,473	USD	764,779	Deutsche Bank AG	1/16/2026	2,178
HUF	105,881,212	USD	312,662	Merrill Lynch International	1/16/2026	10,872
NOK	3,873,871	USD	383,317	Citibank N.A.	1/16/2026	1,035
NZD	1,853,099	USD	1,061,261	Goldman Sachs International	1/16/2026	6,090
SEK	15,467,750	USD	1,646,008	Goldman Sachs International	1/16/2026	35,053
ZAR	2,426,850	USD	141,414	Deutsche Bank AG	1/16/2026	5,030
USD	494,100	BRL	2,711,077	JPMorgan Chase Bank N.A.	2/03/2026	3,085
USD	787,631	JPY	118,513,001	JPMorgan Chase Bank N.A.	1/16/2026	30,345
USD	849,132	JPY	127,076,522	Morgan Stanley Capital Services LLC	1/16/2026	37,125
USD	55,214	JPY	8,592,119	State Street Corp.	1/16/2026	311
USD	1,194,170	NZD	2,051,501	Deutsche Bank AG	1/16/2026	12,544
USD	2,007,154	NZD	3,472,244	State Street Corp.	1/16/2026	7,208
						$393,176
Liability Derivatives
JPY	8,739,145	USD	56,307	Morgan Stanley Capital Services LLC	1/16/2026	$(465)
NZD	1,397,696	USD	806,392	Citibank N.A.	1/16/2026	(1,346)
NZD	265,239	USD	152,816	Morgan Stanley Capital Services LLC	1/16/2026	(43)
NZD	602,643	USD	350,990	State Street Corp.	1/16/2026	(3,879)
USD	387,912	AUD	597,442	Barclays Bank PLC	1/16/2026	(10,822)
USD	157,707	AUD	240,910	Deutsche Bank AG	1/16/2026	(3,077)
USD	4,782,515	CAD	6,684,520	State Street Corp.	1/16/2026	(90,756)
USD	567,179	EUR	485,242	HSBC Bank	1/16/2026	(3,376)
USD	1,531,751	EUR	1,311,815	JPMorgan Chase Bank N.A.	1/16/2026	(10,698)
USD	346,010	EUR	299,189	Morgan Stanley Capital Services LLC	1/16/2026	(5,781)
USD	415,612	EUR	353,624	NatWest Markets PLC	1/16/2026	(184)
USD	598,471	EUR	512,658	UBS AG	1/16/2026	(4,319)
USD	144,363	GBP	108,012	Barclays Bank PLC	1/16/2026	(1,229)
USD	499,346	GBP	381,926	Citibank N.A.	1/16/2026	(15,464)
USD	3,397,026	GBP	2,589,600	HSBC Bank	1/16/2026	(93,586)
4

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	47,484	GBP	35,403	JPMorgan Chase Bank N.A.	1/16/2026	$(237)
USD	392,120	GBP	298,943	Merrill Lynch International	1/16/2026	(10,835)
USD	1,878,519	GBP	1,429,278	Morgan Stanley Capital Services LLC	1/16/2026	(48,054)
USD	59,352	GBP	44,170	NatWest Markets PLC	1/16/2026	(187)
USD	646,686	GBP	495,350	State Street Corp.	1/16/2026	(21,014)
USD	44,282	JPY	6,954,089	Morgan Stanley Capital Services LLC	1/16/2026	(154)
USD	812,386	PLN	2,955,480	HSBC Bank	1/16/2026	(10,822)
USD	1,208,865	SEK	11,478,012	State Street Corp.	1/16/2026	(38,584)
USD	375,604	ZAR	6,580,801	HSBC Bank	1/16/2026	(21,505)
USD	180,042	ZAR	3,166,912	Merrill Lynch International	1/16/2026	(11,060)
USD	186,328	ZAR	3,276,447	State Street Corp.	1/16/2026	(11,385)
						$(418,862)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Australian Bond 3 yr	Short	AUD	87	$6,095,985	March – 2026	$9,127
Canadian Treasury Bond 10 yr	Short	CAD	6	528,549	March – 2026	8,026
Euro-Bobl 5 yr	Short	EUR	4	546,045	March – 2026	2,012
Euro-Bund 10 yr	Short	EUR	14	2,098,884	March – 2026	18,557
Euro-Buxl 30 yr	Short	EUR	19	2,458,847	March – 2026	14,808
Euro-Schatz 2 yr	Long	EUR	53	6,651,479	March – 2026	4,707
Japan Government Bond 10 yr	Short	JPY	1	845,314	March – 2026	9,056
						$66,293
Liability Derivatives
Interest Rate Futures
Euro-BTP 10 yr	Long	EUR	10	$1,412,355	March – 2026	$(2,257)
Euro-Oat 10 yr	Long	EUR	17	2,409,195	March – 2026	(11,228)
U.S. Treasury Note 10 yr	Long	USD	49	5,509,438	March – 2026	(39,788)
U.S. Treasury Note 2 yr	Long	USD	58	12,109,766	March – 2026	(2,654)
U.S. Treasury Ultra Bond 30 yr	Short	USD	5	590,000	March – 2026	(2,988)
						$(58,915)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
4/15/26	USD	4,600,000	centrally cleared	CPI-U / At Maturity	2.6365% / At Maturity	$8,171	$—	$8,171
Liability Derivatives
Inflation Swaps
2/05/27	USD	8,400,000	centrally cleared	CPI-U / At Maturity	2.755% / At Maturity	$(15,357)	$—	$(15,357)
5

MFS Inflation-Adjusted Bond Portfolio
Portfolio of Investments – continued

Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Inflation Swaps
3/19/26	USD	4,500,000	Morgan Stanley Capital Services, Inc.	CPI-U / At Maturity	2.482% / At Maturity	$27,330	$—	$27,330
At December 31, 2025, the fund had liquid securities collateral with an aggregate value of $515,310 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
6

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $161,621,303)	$150,293,482
Investments in affiliated issuers, at value (identified cost, $3,266,023)	3,266,131
Cash	40,772
Receivables for
Forward foreign currency exchange contracts	393,176
Fund shares sold	3,472
Interest	546,833
Uncleared swaps, at value	27,330
Other assets	932
Total assets	$154,572,128
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$633
Forward foreign currency exchange contracts	418,862
Net daily variation margin on open futures contracts	10,412
Fund shares reacquired	169,440
Payable to affiliates
Investment adviser	4,112
Administrative services fee	161
Shareholder servicing costs	28
Distribution and/or service fees	977
Payable for independent Trustees' compensation	11
Payable for audit and tax fees	31,241
Accrued expenses and other liabilities	20,605
Total liabilities	$656,482
Net assets	$153,915,646
Net assets consist of
Paid-in capital	$186,133,456
Total distributable earnings (loss)	(32,217,810)
Net assets	$153,915,646
Shares of beneficial interest outstanding	19,147,349

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$82,761,815	10,234,767	$8.09
Service Class	71,153,831	8,912,582	7.98
See Notes to Financial Statements
7

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$7,222,630
Dividends from affiliated issuers	122,168
Other	48
Total investment income	$7,344,846
Expenses
Management fee	$781,218
Distribution and/or service fees	181,759
Shareholder servicing costs	4,277
Administrative services fee	31,139
Independent Trustees' compensation	5,226
Custodian fee	26,092
Shareholder communications	10,950
Audit and tax fees	56,992
Legal fees	1,346
Miscellaneous	40,895
Total expenses	$1,139,894
Reduction of expenses by investment adviser	(21,645)
Net expenses	$1,118,249
Net investment income (loss)	$6,226,597
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,456,249)
Affiliated issuers	(594)
Futures contracts	133,130
Swap agreements	(4,946)
Forward foreign currency exchange contracts	245,964
Foreign currency	24,163
Net realized gain (loss)	$(2,058,532)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$8,525,978
Affiliated issuers	(206)
Futures contracts	43,532
Swap agreements	31,456
Forward foreign currency exchange contracts	(243,822)
Translation of assets and liabilities in foreign currencies	7,321
Net unrealized gain (loss)	$8,364,259
Net realized and unrealized gain (loss)	$6,305,727
Change in net assets from operations	$12,532,324
See Notes to Financial Statements
8

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$6,226,597	$5,437,856
Net realized gain (loss)	(2,058,532)	(4,068,729)
Net unrealized gain (loss)	8,364,259	(7,977,380)
Change in net assets from operations	$12,532,324	$(6,608,253)
Total distributions to shareholders	$(5,152,468)	$(5,600,575)
Change in net assets from fund share transactions	$(12,614,165)	$(4,533,707)
Total change in net assets	$(5,234,309)	$(16,742,535)
Net assets
At beginning of period	159,149,955	175,892,490
At end of period	$153,915,646	$159,149,955
See Notes to Financial Statements
9

MFS Inflation-Adjusted Bond Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.71	$8.31	$8.34	$11.93	$12.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.27	$0.34	$0.63	$0.34
Net realized and unrealized gain (loss)	0.33	(0.58)	(0.12)	(3.15)	(0.14)
Total from investment operations	$0.66	$(0.31)	$0.22	$(2.52)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.29)	$(0.25)	$(0.45)	$(0.13)
From net realized gain	—	—	—	(0.62)	(0.20)
Total distributions declared to shareholders	$(0.28)	$(0.29)	$(0.25)	$(1.07)	$(0.33)
Net asset value, end of period (x)	$8.09	$7.71	$8.31	$8.34	$11.93
Total return (%) (k)(r)(s)(x)	8.63	(3.94)	2.86	(21.65)	1.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.61	0.61	0.58	0.58	0.57
Expenses after expense reductions	0.60	0.59	0.56	0.57	0.56
Net investment income (loss)	4.09	3.36	4.16	6.42	2.88
Portfolio turnover rate	43	43	98	126	96
Net assets at end of period (000 omitted)	$82,762	$85,864	$92,313	$94,432	$126,161

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$7.62	$8.21	$8.24	$11.78	$11.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.25	$0.32	$0.60	$0.31
Net realized and unrealized gain (loss)	0.31	(0.57)	(0.12)	(3.10)	(0.15)
Total from investment operations	$0.62	$(0.32)	$0.20	$(2.50)	$0.16
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.27)	$(0.23)	$(0.42)	$(0.10)
From net realized gain	—	—	—	(0.62)	(0.20)
Total distributions declared to shareholders	$(0.26)	$(0.27)	$(0.23)	$(1.04)	$(0.30)
Net asset value, end of period (x)	$7.98	$7.62	$8.21	$8.24	$11.78
Total return (%) (k)(r)(s)(x)	8.17	(4.13)	2.58	(21.76)	1.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86	0.86	0.83	0.83	0.82
Expenses after expense reductions	0.85	0.84	0.81	0.82	0.81
Net investment income (loss)	3.87	3.12	3.91	6.17	2.64
Portfolio turnover rate	43	43	98	126	96
Net assets at end of period (000 omitted)	$71,154	$73,286	$83,580	$91,104	$122,740

See Notes to Financial Statements
10

MFS Inflation-Adjusted Bond Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust).  The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
12

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$66,852,341	$—	$66,852,341
Non - U.S. Sovereign Debt	—	77,615,460	—	77,615,460
U.S. Corporate Bonds	—	797,889	—	797,889
Residential Mortgage-Backed Securities	—	2,086,949	—	2,086,949
Commercial Mortgage-Backed Securities	—	1,304,828	—	1,304,828
Asset-Backed Securities (including CDOs)	—	1,636,015	—	1,636,015
Investment Companies	3,266,131	—	—	3,266,131
Total	$3,266,131	$150,293,482	$—	$153,559,613

Other Financial Instruments
Futures Contracts – Assets	$66,293	$—	$—	$66,293
Futures Contracts – Liabilities	(58,915)	—	—	(58,915)
Forward Foreign Currency Exchange Contracts – Assets	—	393,176	—	393,176
Forward Foreign Currency Exchange Contracts – Liabilities	—	(418,862)	—	(418,862)
Swap Agreements – Assets	—	35,501	—	35,501
Swap Agreements – Liabilities	—	(15,357)	—	(15,357)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury.  The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments.  The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index.
13

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount.  The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater.  Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$66,293	$(58,915)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	393,176	(418,862)
Interest Rate	Cleared Swap Agreements	8,171	(15,357)
Interest Rate	Uncleared Swap Agreements	27,330	—
Total		$494,970	$(493,134)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$133,130	$(4,946)	$—
Foreign Exchange	—	—	245,964
Total	$133,130	$(4,946)	$245,964
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
14

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$43,532	$31,456	$—
Foreign Exchange	—	—	(243,822)
Total	$43,532	$31,456	$(243,822)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
15

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
16

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and straddle loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$5,152,468	$5,600,575
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$166,600,499
Gross appreciation	3,383,234
Gross depreciation	(16,422,284)
Net unrealized appreciation (depreciation)	$(13,039,050)
Undistributed ordinary income	6,183,437
Capital loss carryforwards	(25,363,764)
Other temporary differences	1,567
Total distributable earnings (loss)	$(32,217,810)
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
17

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
Short-Term	$(12,807,626)
Long-Term	(12,556,138)
Total	$(25,363,764)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$2,856,129	$3,069,963
Service Class	2,296,339	2,530,612
Total	$5,152,468	$5,600,575
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $21,645, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $4,041, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $236.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0199% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
18

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$28,968,447	$37,505,360
Non-U.S. Government securities	37,469,357	42,705,752
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	659,372	$5,363,854	745,214	$5,946,759
Service Class	924,386	7,356,838	1,042,770	8,199,010
	1,583,758	$12,720,692	1,787,984	$14,145,769
Shares issued to shareholders in reinvestment of distributions
Initial Class	361,994	$2,856,129	377,609	$3,069,963
Service Class	294,402	2,296,339	314,753	2,530,612
	656,396	$5,152,468	692,362	$5,600,575
Shares reacquired
Initial Class	(1,916,156)	$(15,252,243)	(1,104,545)	$(8,951,204)
Service Class	(1,925,690)	(15,235,082)	(1,923,806)	(15,328,847)
	(3,841,846)	$(30,487,325)	(3,028,351)	$(24,280,051)
Net change
Initial Class	(894,790)	$(7,032,260)	18,278	$65,518
Service Class	(706,902)	(5,581,905)	(566,283)	(4,599,225)
	(1,601,692)	$(12,614,165)	(548,005)	$(4,533,707)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 28%, 15%, and 11%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $738 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
19

MFS Inflation-Adjusted Bond Portfolio
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,637,659	$54,833,821	$57,204,549	$(594)	$(206)	$3,266,131

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$122,168	$—
20

MFS Inflation-Adjusted Bond Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Inflation-Adjusted Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Inflation-Adjusted Bond Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
21

MFS Inflation-Adjusted Bond Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Inflation-Adjusted Bond Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Inflation-Adjusted Bond Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
23

MFS Inflation-Adjusted Bond Portfolio
Board Review of Investment Advisory Agreement
MFS Inflation-Adjusted Bond Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed continued concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, MFS Inflation Adjusted Bond Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund.  In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the Fund and the Fund’s
24

MFS Inflation-Adjusted Bond Portfolio
Board Review of Investment Advisory Agreement - continued
retail counterpart.  In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account that the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
25

MFS Inflation-Adjusted Bond Portfolio
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
26

MFS New Discovery Value Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Value Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 2.1%
Hexcel Corp.	4,570	$337,723
KBR, Inc.	2,256	90,691
Mirion Technologies, Inc. (a)	10,012	234,481
Standard Aero, Inc. (a)	9,459	271,284
		$934,179
Airlines – 0.6%
Alaska Air Group, Inc. (a)	5,085	$255,775
Apparel Manufacturers – 0.8%
Columbia Sportswear Co.	3,212	$176,949
Wolverine World Wide, Inc.	8,642	156,852
		$333,801
Automotive – 2.7%
Atmus Filtration Technologies, Inc.	8,202	$425,766
Goodyear Tire & Rubber Co. (a)	25,562	223,923
Group 1 Automotive, Inc.	608	239,127
Visteon Corp.	3,363	319,821
		$1,208,637
Broadcasting – 1.0%
Nexstar Media Group, Inc.	2,161	$438,791
Brokerage & Asset Managers – 1.0%
Bullish (a)(l)	3,684	$139,513
P10, Inc.	32,741	321,189
		$460,702
Business Services – 1.8%
MARA Holdings, Inc. (a)	13,484	$121,086
NCR Atleos Corp. (a)	14,903	567,954
TriNet Group, Inc.	1,499	88,636
		$777,676
Chemicals – 1.9%
Avient Corp.	11,597	$362,290
Element Solutions, Inc.	18,143	453,394
		$815,684
Computer Software – 1.8%
ACI Worldwide, Inc. (a)	8,279	$395,819
nCino, Inc. (a)	8,671	222,324
Thryv, Inc. (a)	32,434	196,226
		$814,369
VDVFS-ANN
1

MFS New Discovery Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.2%
Digi International, Inc. (a)	6,189	$267,922
Insight Enterprises, Inc. (a)	3,238	263,800
		$531,722
Construction – 2.8%
Independence Realty Trust, Inc., REIT	27,681	$483,864
M/I Homes, Inc. (a)	3,032	387,944
Smith Douglas Homes Corp. (a)	5,953	99,832
Toll Brothers, Inc.	1,796	242,855
		$1,214,495
Consumer Products – 1.4%
Newell Brands, Inc.	44,538	$165,681
Prestige Consumer Healthcare, Inc. (a)	7,005	432,139
		$597,820
Consumer Services – 1.5%
Adtalem Global Education, Inc. (a)	2,457	$254,226
Grand Canyon Education, Inc. (a)	1,378	229,175
Phoenix Educations Partners, Inc. (a)	5,922	179,437
		$662,838
Containers – 1.5%
Graphic Packaging Holding Co.	15,892	$239,333
Silgan Holdings, Inc.	10,313	416,336
		$655,669
Electrical Equipment – 3.1%
Itron, Inc. (a)	1,657	$153,869
nVent Electric PLC	2,663	271,546
Resideo Technologies, Inc. (a)	6,294	221,045
TriMas Corp.	8,303	294,341
Vontier Corp.	11,787	438,241
		$1,379,042
Electronics – 4.0%
Advanced Energy Industries, Inc.	1,782	$373,097
Bel Fuse, Inc.	1,652	280,229
Formfactor, Inc. (a)	7,569	422,199
Plexus Corp. (a)	2,585	379,995
TTM Technologies, Inc. (a)	4,609	318,021
		$1,773,541
Energy - Independent – 4.2%
Antero Resources Corp. (a)	11,212	$386,365
Core Natural Resources, Inc.	3,050	269,955
Matador Resources Co.	7,570	321,271
Peabody Energy Corp.	9,273	275,408
Permian Resources Corp.	24,421	342,627
Viper Energy, Inc., “A”	6,736	260,212
		$1,855,838
2

MFS New Discovery Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.2%
Legence Corp., “A” (a)	7,328	$315,397
MYR Group, Inc. (a)	1,032	225,492
		$540,889
Food & Beverages – 1.1%
Nomad Foods Ltd.	25,818	$322,983
Utz Brands, Inc.	17,088	177,374
		$500,357
Forest & Paper Products – 0.6%
International Paper Co.	6,443	$253,790
Gaming & Lodging – 0.6%
Brightstar Lottery PLC	16,727	$258,934
Insurance – 4.1%
AXIS Capital Holdings Ltd.	3,500	$374,815
Hanover Insurance Group, Inc.	2,207	403,373
Lincoln National Corp.	9,513	423,614
Selective Insurance Group, Inc.	3,916	327,652
Stewart Information Services Corp.	4,141	290,947
		$1,820,401
Leisure & Toys – 1.8%
Brunswick Corp.	4,156	$308,541
Hasbro, Inc.	2,718	222,876
Patrick Industries, Inc.	2,579	279,641
		$811,058
Machinery & Tools – 6.0%
Albany International Corp.	7,418	$376,093
Alliance Laundry Holdings, Inc. (a)(l)	8,702	177,086
ESAB Corp.	3,185	355,828
Flowserve Corp.	5,748	398,796
Hayward Holdings, Inc. (a)	26,606	411,063
Kadant, Inc.	786	224,026
Regal Rexnord Corp.	1,983	278,254
Timken Co.	5,337	449,002
		$2,670,148
Major Banks – 0.5%
Simmons First National Corp.	10,742	$202,487
Medical & Health Technology & Services – 1.9%
Azenta, Inc. (a)	6,008	$199,826
ICON PLC (a)	1,503	273,876
Option Care Health, Inc. (a)	10,938	348,485
		$822,187
Medical Equipment – 3.3%
Billiontoone, Inc., “A” (a)(l)	1,003	$82,086
Concentra Group Holdings, Inc.	21,653	426,131
Envista Holdings Corp. (a)	17,762	385,613
Integer Holdings Corp. (a)	4,203	329,641
3

MFS New Discovery Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Lumexa Imaging Holdings, Inc. (a)	11,807	$218,429
		$1,441,900
Natural Gas - Distribution – 4.6%
Brookfield Infrastructure Corp.	7,093	$322,022
MDU Resources Group, Inc.	10,610	207,107
New Jersey Resources Corp.	8,248	380,398
ONE Gas, Inc.	4,843	374,122
Spire, Inc.	5,381	445,009
UGI Corp.	7,985	298,878
		$2,027,536
Natural Gas - Pipeline – 1.1%
Plains GP Holdings LP	26,415	$505,583
Oil Services – 1.6%
Expro Group Holdings N.V. (a)	29,117	$388,712
TechnipFMC PLC	7,407	330,056
		$718,768
Other Banks & Diversified Financials – 18.7%
Banc of California, Inc.	15,602	$300,963
Berkshire Hills Bancorp, Inc.	14,757	389,142
Cathay General Bancorp, Inc.	10,185	492,852
Central Banco, Inc. (l)	15,356	370,387
Columbia Banking System, Inc.	19,409	542,482
CVB Financial Corp.	20,629	383,699
East West Bancorp, Inc.	3,231	363,132
Eastern Bankshares, Inc.	23,712	437,012
First Hawaiian, Inc.	20,508	518,852
First Interstate BancSystem, Inc.	15,753	545,054
Hancock Whitney Corp.	7,953	506,447
Herc Holdings, Inc.	2,082	308,927
Popular, Inc.	4,599	572,667
Prosperity Bancshares, Inc.	8,645	597,456
Riot Platforms, Inc. (a)	27,121	343,623
SLM Corp.	13,242	358,329
Texas Capital Bancshares, Inc. (a)	4,563	413,134
UMB Financial Corp.	3,513	404,135
United Community Bank, Inc.	13,494	421,283
		$8,269,576
Pharmaceuticals – 3.1%
ACADIA Pharmaceuticals, Inc. (a)	11,943	$318,997
Collegium Pharmaceutical, Inc. (a)	6,816	315,581
Ionis Pharmaceuticals, Inc. (a)	4,396	347,768
Ligand Pharmaceuticals, Inc. (a)	2,133	403,286
		$1,385,632
Precious Metals & Minerals – 0.9%
OR Royalties, Inc.	11,751	$415,868
Railroad & Shipping – 0.6%
Kirby Corp. (a)	2,195	$241,845
4

MFS New Discovery Value Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 5.4%
Acadia Realty Trust, REIT	19,727	$405,193
Brixmor Property Group, Inc., REIT	12,801	335,642
Cushman & Wakefield Ltd. (a)	20,697	335,084
Essential Properties Realty Trust, REIT	14,197	421,083
Four Corners Property Trust, Inc., REIT	12,214	281,655
PennyMac Financial Services, Inc.	2,576	339,620
Urban Edge Properties, REIT	14,482	277,910
		$2,396,187
Real Estate - Office – 1.1%
Cousins Properties, Inc., REIT	12,290	$316,836
Douglas Emmett, Inc., REIT	16,674	183,247
		$500,083
Real Estate - Storage – 1.4%
Rexford Industrial Realty, Inc., REIT	8,975	$347,512
SmartStop Self Storage REIT	9,403	290,929
		$638,441
Restaurants – 0.7%
Chefs' Warehouse, Inc. (a)	5,139	$320,314
Specialty Chemicals – 2.0%
Ashland, Inc.	5,920	$347,326
Chemours Co.	14,391	169,670
Quaker Chemical Corp.	2,712	372,385
		$889,381
Specialty Stores – 0.5%
Pet Valu Holdings Ltd.	10,585	$215,086
Trucking – 0.3%
RXO, Inc. (a)	10,437	$131,924
Utilities - Electric Power – 2.1%
NorthWestern Corp.	6,742	$435,129
Portland General Electric Co.	10,383	498,280
		$933,409
Total Common Stocks (Identified Cost, $35,861,628)		$43,622,363
Mutual Funds (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $579,561)	579,485	$579,601
Collateral for Securities Loaned – 1.6%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j) (Identified Cost, $716,595)	716,595	$716,595
Other Assets, Less Liabilities – (1.5)%		(665,084)
Net Assets – 100.0%		$44,253,475
5

MFS New Discovery Value Portfolio
Portfolio of Investments – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $579,601 and
$44,338,958, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS New Discovery Value Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value, including $690,213 of securities on loan (identified cost, $36,578,223)	$44,338,958
Investments in affiliated issuers, at value (identified cost, $579,561)	579,601
Cash	2,618
Receivables for
Fund shares sold	78,823
Interest and dividends	79,885
Receivable from investment adviser	11,561
Other assets	465
Total assets	$45,091,911
Liabilities
Payables for
Fund shares reacquired	$72,929
Collateral for securities loaned, at value	716,595
Payable to affiliates
Administrative services fee	94
Shareholder servicing costs	21
Distribution and/or service fees	217
Accrued expenses and other liabilities	48,580
Total liabilities	$838,436
Net assets	$44,253,475
Net assets consist of
Paid-in capital	$34,581,177
Total distributable earnings (loss)	9,672,298
Net assets	$44,253,475
Shares of beneficial interest outstanding	6,049,663

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$28,627,883	3,884,685	$7.37
Service Class	15,625,592	2,164,978	7.22
See Notes to Financial Statements
7

MFS New Discovery Value Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$865,217
Dividends from affiliated issuers	32,753
Income on securities loaned	5,787
Other	4,115
Foreign taxes withheld	(3,712)
Total investment income	$904,160
Expenses
Management fee	$404,629
Distribution and/or service fees	39,387
Shareholder servicing costs	3,825
Administrative services fee	17,500
Independent Trustees' compensation	3,023
Custodian fee	6,547
Shareholder communications	8,954
Audit and tax fees	69,572
Legal fees	475
Miscellaneous	28,334
Total expenses	$582,246
Reduction of expenses by investment adviser	(146,549)
Net expenses	$435,697
Net investment income (loss)	$468,463
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,384,627
Affiliated issuers	(7)
Foreign currency	17
Net realized gain (loss)	$3,384,637
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,184,756)
Affiliated issuers	(20)
Translation of assets and liabilities in foreign currencies	116
Net unrealized gain (loss)	$(2,184,660)
Net realized and unrealized gain (loss)	$1,199,977
Change in net assets from operations	$1,668,440
See Notes to Financial Statements
8

MFS New Discovery Value Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$468,463	$667,763
Net realized gain (loss)	3,384,637	5,270,832
Net unrealized gain (loss)	(2,184,660)	(1,080,071)
Change in net assets from operations	$1,668,440	$4,858,524
Total distributions to shareholders	$(5,632,479)	$(3,403,935)
Change in net assets from fund share transactions	$1,984,433	$(4,528,279)
Total change in net assets	$(1,979,606)	$(3,073,690)
Net assets
At beginning of period	46,233,081	49,306,771
At end of period	$44,253,475	$46,233,081
See Notes to Financial Statements
9

MFS New Discovery Value Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.18	$7.99	$7.93	$11.40	$8.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.12	$0.10	$0.08	$0.06
Net realized and unrealized gain (loss)	0.14	0.63	0.73	(1.27)	2.91
Total from investment operations	$0.23	$0.75	$0.83	$(1.19)	$2.97
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.11)	$(0.09)	$(0.07)	$(0.09)
From net realized gain	(0.89)	(0.45)	(0.68)	(2.21)	(0.25)
Total distributions declared to shareholders	$(1.04)	$(0.56)	$(0.77)	$(2.28)	$(0.34)
Net asset value, end of period (x)	$7.37	$8.18	$7.99	$7.93	$11.40
Total return (%) (k)(r)(s)(x)	3.08	9.52	11.46	(10.96)	34.05
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.21	1.16	1.13	1.15	1.12
Expenses after expense reductions	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	1.13	1.42	1.26	0.87	0.58
Portfolio turnover rate	50	44	51	32	51
Net assets at end of period (000 omitted)	$28,628	$29,729	$34,830	$32,665	$40,980

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$8.03	$7.86	$7.81	$11.27	$8.67
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.09	$0.08	$0.06	$0.04
Net realized and unrealized gain (loss)	0.14	0.62	0.72	(1.27)	2.88
Total from investment operations	$0.21	$0.71	$0.80	$(1.21)	$2.92
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.09)	$(0.07)	$(0.04)	$(0.07)
From net realized gain	(0.89)	(0.45)	(0.68)	(2.21)	(0.25)
Total distributions declared to shareholders	$(1.02)	$(0.54)	$(0.75)	$(2.25)	$(0.32)
Net asset value, end of period (x)	$7.22	$8.03	$7.86	$7.81	$11.27
Total return (%) (k)(r)(s)(x)	2.88	9.18	11.22	(11.23)	33.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.46	1.41	1.38	1.40	1.37
Expenses after expense reductions	1.13	1.13	1.13	1.13	1.13
Net investment income (loss)	0.88	1.18	1.01	0.63	0.36
Portfolio turnover rate	50	44	51	32	51
Net assets at end of period (000 omitted)	$15,626	$16,504	$14,476	$13,171	$14,227

See Notes to Financial Statements
10

MFS New Discovery Value Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
11

MFS New Discovery Value Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
12

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$43,622,363	$—	$—	$43,622,363
Investment Companies	1,296,196	—	—	1,296,196
Total	$44,918,559	$—	$—	$44,918,559
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $690,213. The fair value of the fund's investment securities on loan and a related liability of $716,595 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
13

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$1,735,484	$1,395,450
Long-term capital gains	3,896,995	2,008,485
Total distributions	$5,632,479	$3,403,935
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$38,372,403
Gross appreciation	9,344,976
Gross depreciation	(2,798,820)
Net unrealized appreciation (depreciation)	$6,546,156
Undistributed ordinary income	1,639,750
Undistributed long-term capital gain	1,486,392
Total distributable earnings (loss)	$9,672,298
14

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$3,617,254	$2,390,523
Service Class	2,015,225	1,013,412
Total	$5,632,479	$3,403,935
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $250 million	0.90%
In excess of $250 million	0.85%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $6,231, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $140,318, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $3,375, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $450.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0389% of the fund's average daily net assets.
15

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $5,739 and $36,544, respectively. The sales transactions resulted in net realized gains (losses) of $16,453.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $4,099, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $22,341,969 and $25,098,562, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	694,976	$5,072,831	576,693	$4,768,543
Service Class	314,140	2,372,886	468,563	3,778,472
	1,009,116	$7,445,717	1,045,256	$8,547,015
Shares issued to shareholders in reinvestment of distributions
Initial Class	501,699	$3,617,254	301,834	$2,390,523
Service Class	285,039	2,015,225	130,258	1,013,412
	786,738	$5,632,479	432,092	$3,403,935
Shares reacquired
Initial Class	(945,574)	$(7,393,469)	(1,602,222)	$(13,386,931)
Service Class	(488,584)	(3,700,294)	(385,957)	(3,092,298)
	(1,434,158)	$(11,093,763)	(1,988,179)	$(16,479,229)
Net change
Initial Class	251,101	$1,296,616	(723,695)	$(6,227,865)
Service Class	110,595	687,817	212,864	1,699,586
	361,696	$1,984,433	(510,831)	$(4,528,279)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 28%, 15%, and 5%, respectively, of the value of outstanding voting shares of the fund.
Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions.
16

MFS New Discovery Value Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $211 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$649,132	$9,594,619	$9,664,123	$(7)	$(20)	$579,601

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,753	$—
17

MFS New Discovery Value Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS New Discovery Value Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS New Discovery Value Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
18

MFS New Discovery Value Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $4,287,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 45.84% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
19

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
20

MFS New Discovery Value Portfolio
Board Review of Investment Advisory Agreement
MFS New Discovery Value Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 3rd quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
21

MFS New Discovery Value Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Broadridge expense group median and the Fund’s total expense ratio was approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $250 million.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
22

MFS Limited Maturity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Limited Maturity Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 96.4%
Aerospace & Defense – 1.1%
Boeing Co., 2.196%, 2/04/2026	$1,924,000	$1,920,338
Boeing Co., 6.388%, 5/01/2031	554,000	601,197
Huntington Ingalls Industries, Inc., 5.353%, 1/15/2030	699,000	722,427
		$3,243,962
Apparel Manufacturers – 0.4%
Gildan Activewear, Inc., 4.7%, 10/07/2030 (n)	$520,000	$517,448
Tapestry, Inc., 5.1%, 3/11/2030	713,000	731,970
		$1,249,418
Asset-Backed & Securitized – 23.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.993%, 11/15/2054 (i)	$12,741,304	$450,787
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.348% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	898,000	898,365
ACREC 2021-FL1 Ltd., “B”, FLR, 5.648% ((SOFR - 1mo. + 0.11448%) + 1.8%), 10/16/2036 (n)	1,596,000	1,594,326
ACREC 2021-FL1 Ltd., “C”, FLR, 5.999% ((SOFR - 1mo. + 0.11448%) + 2.15%), 10/16/2036 (n)	902,000	902,216
Affirm Asset Securitization Trust, 2024-X2, “A”, 5.22%, 12/17/2029 (n)	14,771	14,776
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.564% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	1,102,500	1,102,548
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 5.864% ((SOFR - 1mo. + 0.11448%) + 2%), 11/15/2036 (n)	1,102,500	1,103,106
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 6.164% ((SOFR - 1mo. + 0.11448%) + 2.3%), 11/15/2036 (n)	663,500	663,951
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 6.283% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	1,737,500	1,739,671
AREIT 2022-CRE6 Trust, “D”, FLR, 6.787% (SOFR - 30 day + 2.85%), 1/20/2037 (n)	237,500	232,759
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	92,118	92,821
Bain Capital Credit CLO Ltd., 2021-4A, “BR”, FLR, 5.534% (SOFR - 3mo. + 1.65%), 10/20/2034 (n)	1,065,955	1,065,017
Balboa Bay Loan Funding Ltd., 2022-1A, “BR”, 5.734% (SOFR - 3mo. + 1.85%), 4/20/2037 (n)	1,407,558	1,409,820
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.746%, 12/15/2051 (i)(n)	21,030,737	356,168
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.207%, 7/15/2054 (i)	5,282,637	254,898
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.328%, 9/15/2054 (i)	5,710,882	291,949
BDS 2021-FL10 Ltd., “B”, FLR, 5.798% ((SOFR - 1mo. + 0.11448%) + 1.95%), 12/16/2036 (n)	519,000	518,692
BDS 2021-FL10 Ltd., “C”, FLR, 6.148% ((SOFR - 1mo. + 0.11448%) + 2.3%), 12/16/2036 (n)	377,500	377,277
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.255%, 2/15/2054 (i)	10,211,284	463,271
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	10,934,727	509,676
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.237%, 8/15/2054 (i)	7,994,638	387,941
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.012%, 9/15/2054 (i)	11,688,871	404,241
Benchmark 2025-V18 Mortgage Trust, “A3”, 5.183%, 10/15/2058	615,561	633,907
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 5.483% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	300,972	300,488
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 6.033% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	287,500	286,745
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 6.283% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	463,500	463,497
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	303,123	310,220
Business Jet Securities LLC, 2024-1A, “B”, 6.924%, 5/15/2039 (n)	65,611	67,792
Business Jet Securities LLC, 2024-2A, “A”, 5.364%, 9/15/2039 (n)	386,129	389,162
Business Jet Securities LLC, 2024-2A, “B”, 5.754%, 9/15/2039 (n)	225,649	225,281
BXMT 2020-FL2 Ltd., “B”, FLR, 5.5% ((SOFR - 1mo. + 0.11448%) + 1.4%), 2/15/2038 (n)	1,445,000	1,437,785
CD 2017-CD4 Mortgage Trust, “XA”, 1.216%, 5/10/2050 (i)	13,025,322	128,642
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	331,997	279,338
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	106,277	66,261
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	186,440	187,310
Chesapeake Funding II LLC, 2023-2A, “A1”, 6.16%, 10/15/2035 (n)	231,526	233,972
Colt Funding LLC, 2024-2, “A1”, 6.125%, 4/25/2069 (n)	365,670	369,150
Colt Funding LLC, 2024-3, “A1”, 6.393%, 6/25/2069 (n)	573,848	581,376
Colt Funding LLC, 2024-3, “A2”, 6.646%, 6/25/2069 (n)	190,461	193,257
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “XA”, 0.632%, 11/15/2062 (i)	8,665,225	192,618
VLTFS-ANN

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.279%, 2/15/2054 (i)	$8,791,637	$445,707
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.958%, 6/15/2063 (i)	8,765,415	319,098
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.025%, 6/15/2064 (i)	4,855,006	195,893
COOPR Residential Mortgage Trust, 2025-CES1, “A1A”, 5.654%, 5/25/2060 (n)	199,500	201,537
Credit Acceptance Auto Loan Trust, 2023-3A, “B”, 7.09%, 10/17/2033 (n)	708,000	719,894
Dell Equipment Finance Trust, 2024-2, “A2”, 4.69%, 8/22/2030 (n)	294,142	294,671
Dell Equipment Finance Trust, 2024-2, “A3”, 4.59%, 8/22/2030 (n)	343,000	345,509
DLLST LLC, 2024-1A, “A3”, 5.05%, 8/20/2027 (n)	141,410	142,022
Dryden Senior Loan Fund CLO Ltd., 2019-75A, “BR3”, FLR, 5.373% (SOFR - 3mo. + 1.5%), 4/14/2034 (n)	1,695,359	1,695,995
Dryden Senior Loan Fund, 2021-95A, “BR”, FLR, 5.488% (SOFR - 3mo. + 1.6%), 8/20/2034 (n)	1,500,000	1,500,999
Empire District Bondco LLC, 4.943%, 1/01/2033	298,955	303,894
Enterprise Fleet Financing 2023-1 LLC, “A2”, 5.51%, 1/22/2029 (n)	64,242	64,340
Enterprise Fleet Financing 2024-3 LLC, “A2”, 5.31%, 4/20/2027 (n)	175,450	176,076
Exeter Automobile Receivables Trust, 2024-4A, “A3”, 5.28%, 8/15/2030	131,477	131,582
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 6.158% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	787,911	787,056
General Motors Co., FLR, 4.433% (SOFR - 1mo. + 0.45%), 11/15/2028 (n)	525,000	525,274
General Motors Co., FLR, 4.533% (SOFR - 1mo. + 0.55%), 11/15/2029 (n)	728,000	728,028
GS Mortgage Securities Trust, 2017-GS6, “XA”, 0.994%, 5/10/2050 (i)	14,639,977	161,420
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.022%, 8/10/2050 (i)	14,073,326	163,117
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.121%, 5/12/2053 (i)	8,286,527	323,639
Harbor Park CLO Ltd., 2018-1A, “BR2”, FLR, 5.284% (SOFR - 3mo. + 1.4%), 1/20/2031 (n)	1,150,000	1,150,406
Invesco CLO 2022-2A Ltd., “BR”, 5.564%, 7/20/2035 (n)	1,433,293	1,430,521
Invesco Ltd., FLR, 5.654% (SOFR - 3mo. + 1.75%), 7/15/2038 (n)	910,345	914,092
JP Morgan Mortgage Trust, 5.592%, 2/25/2064 (n)	373,072	376,052
JPMorgan Chase Commercial Mortgage Securities Corp., 1.009%, 9/15/2050 (i)	10,066,737	108,107
LAD Auto Receivables Trust, 2024-3A, “A2”, 4.64%, 11/15/2027 (n)	69,240	69,282
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.614% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	764,097	763,241
LoanCore 2021-CRE5 Ltd., “B”, FLR, 5.864% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	567,500	566,152
LoanCore 2025-CRE8 Ltd., “A”, FLR, 5.12% (SOFR - 1mo. + 1.385%), 8/17/2042 (n)	814,000	814,108
LoanCore 2025-CRE8 Ltd., “AS”, FLR, 5.326% (SOFR - 1mo. + 1.5909%), 8/17/2042 (n)	1,226,500	1,225,732
MF1 2022-FL9 LLC, “B”, FLR, 6.881% (SOFR - 1mo. + 3.15%), 6/19/2037 (n)	1,885,500	1,886,199
MF1 2024-FL14 LLC, “C”, FLR, 7.02% (SOFR - 1mo. + 3.289%), 3/19/2039 (n)	413,534	414,405
MF1 2025-FL20 LLC, “AS”, FLR, 5.434% (SOFR - 1mo. + 1.7%), 2/18/2043 (n)	1,000,000	1,001,247
MF1 2025-FL20 LLC, “B”, FLR, 5.684% (SOFR - 1mo. + 1.95%), 2/18/2043 (n)	451,406	451,970
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.231%, 5/15/2050 (i)	11,981,244	149,186
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.288%, 6/15/2050 (i)	6,038,693	75,456
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.799%, 12/15/2051 (i)	15,596,205	308,892
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.261%, 5/15/2054 (i)	7,137,896	312,044
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	6,319,595	233,752
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM1, “A1”, 6.152%, 12/25/2068 (n)	498,425	502,544
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM5, “A-1”, 5.649%, 10/25/2069 (n)	906,364	916,490
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.738%, 11/25/2069 (n)	1,260,901	1,273,899
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM9, “A1”, 5.016%, 9/25/2070 (n)	353,856	354,483
New Residential Mortgage Loan Trust, 2024-NQM3, “A-1”, 5.53%, 5/25/2065 (n)	711,730	719,490
New Residential Mortgage Loan Trust, 2024-NQMI, “A-1”, 6.129%, 3/25/2064 (n)	614,314	620,685
New Residential Mortgage Loan Trust, 2025-NQM1, “A-1”, 5.643%, 1/25/2065 (n)	1,142,236	1,157,302
NextGear Floorplan Master Owner Trust, 2023-1A, “A1”, FLR, 5.083% (SOFR - 1mo. + 1.1%), 3/15/2028 (n)	552,000	552,569
OBX Trust, 2023-NQM5, “A1”, 5.988%, 1/25/2064 (n)	189,195	190,813
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	224,571	225,996
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	67,860	68,281
OBX Trust, 2024-NQM8, “A1”, 6.233%, 5/25/2064 (n)	429,378	434,416
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	850,488	837,173
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	326,195	326,138
OneMain Financial Issuance Trust, 2023-2A, “B”, 6.17%, 9/15/2036 (n)	531,000	545,938
OneMain Financial Issuance Trust, 2023-2A, “C”, 6.74%, 9/15/2036 (n)	1,250,000	1,290,950
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.687% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	850,000	849,418
Palmer Square Loan Funding, 2025-1A Ltd., “A2”, FLR, 5.051% (SOFR - 3mo. + 1.2%), 2/15/2033 (n)	1,500,000	1,498,800

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Planet Fitness Master Issuer, 2025-1A, “A2I”, 5.274%, 12/06/2055 (n)	$325,000	$326,358
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	1,208,030	1,214,209
Rate Mortgage Trust, 2025-J3, “A27”, FLR, 5.424% (SOFR - 1mo. + 1.55%), 11/25/2055 (n)	1,351,320	1,350,713
Santander Mortgage Asset Receivables Trust, 2025-NQM2, “A1”, 5.732%, 2/25/2065 (n)	163,299	164,999
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 6.073% ((SOFR - 3mo. + 2.1616%) + 1.9%) 4/13/2031 (n)	927,055	931,381
Shelter Growth CRE Ltd., 2021-FL3, “C”, FLR, 6.014% ((SOFR - 1mo. + 0.11448%) + 2.15%), 9/15/2036 (n)	516,000	515,924
Southwick Park CLO Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	735,000	690,530
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 5.648% ((SOFR - 1mo. + 0.11448%) + 1.8%), 4/18/2038 (n)	764,000	761,436
Taco Bell Funding LLC, 2025-1A, “A2I”, 4.821%, 8/25/2055 (n)	777,546	773,185
TCW Gem Ltd., 2020-1A, “BR3”, FLR, 5.484% (SOFR - 3mo. + 1.6%), 4/20/2034 (n)	1,788,131	1,775,725
TPG Real Estate Finance, 2025-FL7, “AS”, FLR, 5.73% (SOFR - 1mo. + 1.7%), 6/18/2043 (n)	242,842	242,842
TPG Real Estate Finance, 2025-FL7, “B” , FLR, 6.033% (SOFR - 1mo. + 1.95%), 6/18/2043 (n)	445,988	445,987
Trinitas CLO Ltd., 2021-15A, “B1R”, FLR, 5.507% (SOFR - 3mo. + 1.65%), 4/22/2034 (n)	1,468,874	1,469,633
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.941%, 11/15/2050 (i)	7,484,633	96,116
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.887%, 12/15/2051 (i)	6,654,497	138,402
Verus Securitization Trust, 2024-3, “A2”, 6.642%, 4/25/2069 (n)	305,796	309,303
Verus Securitization Trust, 2024-6, “A1”, 5.799%, 7/25/2069 (n)	315,433	318,077
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	119,283	120,077
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.335%, 11/15/2054 (i)	3,712,585	189,465
		$66,857,419
Automotive – 1.2%
Ford Motor Credit Co. LLC, 5.8%, 3/05/2027	$1,438,000	$1,455,911
LKQ Corp., 5.75%, 6/15/2028	1,208,000	1,247,884
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	723,000	702,663
		$3,406,458
Brokerage & Asset Managers – 2.2%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$1,291,000	$1,286,454
Charles Schwab Corp., 5.875%, 8/24/2026	1,706,000	1,724,673
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	622,000	645,695
LPL Holdings, Inc., 5.7%, 5/20/2027	743,000	757,237
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	542,000	541,982
LPL Holdings, Inc., 6.75%, 11/17/2028	397,000	423,711
LPL Holdings, Inc., 4%, 3/15/2029 (n)	883,000	868,250
		$6,248,002
Business Services – 1.4%
Global Payments, Inc., 1.2%, 3/01/2026	$1,342,000	$1,335,735
Paychex, Inc., 5.1%, 4/15/2030	1,148,000	1,181,882
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,481,000	1,478,729
		$3,996,346
Cable TV – 0.8%
Cox Communications, Inc., 5.45%, 9/15/2028 (n)	$1,298,000	$1,335,380
Videotron Ltd., 3.625%, 6/15/2029 (n)	924,000	898,694
		$2,234,074
Computer Software - Systems – 0.2%
VMware, Inc., 1.4%, 8/15/2026	$626,000	$616,751
Conglomerates – 0.6%
Regal Rexnord Corp., 6.05%, 2/15/2026	$1,133,000	$1,135,172
Regal Rexnord Corp., 6.05%, 4/15/2028	665,000	687,918
		$1,823,090

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 1.7%
CBRE Services, Inc., 4.8%, 6/15/2030	$1,316,000	$1,334,229
eBay, Inc., 4.25%, 3/06/2029	747,000	749,153
Meituan, 4.5%, 4/02/2028 (n)	715,000	717,974
Meituan, 4.625%, 10/02/2029 (n)	384,000	385,283
Meituan, 4.5%, 5/05/2031 (n)	271,000	268,095
Rentokil Terminix LLC, 5%, 4/28/2030 (n)	1,301,000	1,323,539
		$4,778,273
Containers – 0.7%
Berry Global, Inc., 1.57%, 1/15/2026	$394,000	$393,605
Berry Global, Inc., 1.65%, 1/15/2027	1,418,000	1,380,457
Berry Global, Inc., 5.5%, 4/15/2028	147,000	151,392
		$1,925,454
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 5.15%, 8/21/2029	$982,000	$1,004,383
Arrow Electronics, Inc., 2.95%, 2/15/2032	501,000	447,930
Molex Electronic Technologies LLC, 4.75%, 4/30/2028 (n)	785,000	793,561
		$2,245,874
Electronics – 1.5%
Broadcom, Inc., 5.05%, 7/12/2027	$411,000	$418,330
Broadcom, Inc., 4.15%, 2/15/2028	402,000	403,361
Broadcom, Inc., 4.75%, 4/15/2029	1,304,000	1,328,475
Broadcom, Inc., 5.05%, 7/12/2029	231,000	237,832
Broadcom, Inc., 4.35%, 2/15/2030	575,000	578,754
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.3%, 8/19/2028	286,000	287,061
SK hynix, Inc., 6.25%, 1/17/2026 (n)	1,081,000	1,082,207
		$4,336,020
Emerging Market Sovereign – 0.4%
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)	$1,005,000	$1,023,683
Energy - Independent – 1.8%
Diamondback Energy, Inc., 5.2%, 4/18/2027	$402,000	$407,810
Diamondback Energy, Inc., 5.15%, 1/30/2030	402,000	413,484
EQT Corp., 5.7%, 4/01/2028	1,276,000	1,316,761
Occidental Petroleum Corp., 5%, 8/01/2027	380,000	386,932
Occidental Petroleum Corp., 5.2%, 8/01/2029	849,000	870,217
Occidental Petroleum Corp., 6.625%, 9/01/2030	434,000	467,229
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,438,000	1,302,385
		$5,164,818
Financial Institutions – 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.45%, 4/15/2027	$730,000	$749,889
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	532,000	531,872
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	854,000	827,927
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	652,000	631,416
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,509,000	1,550,215
		$4,291,319
Food & Beverages – 2.7%
Bacardi Ltd., 4.7%, 5/15/2028 (n)	$270,000	$272,015
Bacardi-Martini B.V., 5.25%, 1/15/2029 (n)	1,481,000	1,508,961
Constellation Brands, Inc., 4.8%, 5/01/2030	638,000	648,655

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	$1,840,000	$1,771,638
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	678,000	656,737
Mars, Inc., 4.6%, 3/01/2028 (n)	650,000	658,905
Mars, Inc., 4.8%, 3/01/2030 (n)	1,193,000	1,219,201
Suntory Holdings Ltd., 5.124%, 6/11/2029 (n)	924,000	947,383
		$7,683,495
Gaming & Lodging – 1.3%
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	$1,010,000	$1,024,039
Hyatt Hotels Corp., 5.75%, 1/30/2027	581,000	589,923
Las Vegas Sands Corp., 5.9%, 6/01/2027	360,000	367,180
Marriott International, Inc., 4.9%, 4/15/2029	428,000	437,550
Sands China Ltd., 3.8%, 1/08/2026	1,221,000	1,219,996
		$3,638,688
Industrial – 0.1%
Booz Allen Hamilton, Inc., 4%, 7/01/2029 (n)	$418,000	$408,397
Insurance – 1.0%
CNO Global Funding, 4.7%, 12/11/2030 (n)	$733,000	$733,941
Corebridge Global Funding, 5.2%, 1/12/2029 (n)	480,000	492,338
Sammons Financial Group Global Funding, 5.05%, 1/10/2028 (n)	364,000	369,652
Sammons Financial Group Global Funding, 5.1%, 12/10/2029 (n)	1,328,000	1,359,920
		$2,955,851
Insurance - Health – 0.2%
Elevance Health, Inc., 4.75%, 2/15/2030	$457,000	$466,104
Insurance - Property & Casualty – 0.7%
Arthur J. Gallagher & Co., 4.85%, 12/15/2029	$551,000	$563,824
Brown & Brown, Inc., 4.7%, 6/23/2028	376,000	380,507
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	565,000	571,659
Marsh & McLennan Cos., Inc., 4.65%, 3/15/2030	565,000	576,327
		$2,092,317
International Market Quasi-Sovereign – 0.4%
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	$1,139,000	$1,188,323
Machinery & Tools – 0.6%
AGCO Corp., 5.45%, 3/21/2027	$575,000	$582,757
Ashtead Capital, Inc., 4.25%, 11/01/2029 (n)	562,000	555,176
CNH Industrial Capital LLC, 1.875%, 1/15/2026	432,000	431,646
		$1,569,579
Major Banks – 11.4%
Bank of America Corp., 4.45%, 3/03/2026	$918,000	$918,662
Bank of America Corp., 4.25%, 10/22/2026	527,000	528,238
Bank of America Corp., 1.734% to 7/22/2026, FLR (SOFR - 1 day + 0.96%) to 7/22/2027	2,344,000	2,314,098
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	1,266,000	1,245,628
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	1,556,000	1,531,928
Capital One Financial Corp., 7.149% to 10/29/2026, FLR (SOFR - 1 day + 2.44%) to 10/29/2027	292,000	298,958
Capital One Financial Corp., 5.7% to 2/01/2029, FLR (SOFR - 1 day + 1.905%) to 2/01/2030	165,000	171,551
Danske Bank A.S., 5.705% to 3/01/2029, FLR (CMT - 1yr. + 1.4%) to 3/01/2030 (n)	670,000	696,131
Deutsche Bank AG, 7.146% to 7/13/2026, FLR (SOFR - 1 day + 2.52%) to 7/13/2027	573,000	581,744
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	464,000	456,477

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	$150,000	$157,041
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	580,000	585,864
Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030 (n)	766,000	770,995
Goldman Sachs Group, Inc., 1.948% to 10/21/2026, FLR (SOFR - 1 day + 0.913%) to 10/21/2027	1,113,000	1,094,176
HSBC Holdings PLC, 4.899% to 3/03/2028, FLR (SOFR - 1 day + 1.03%) to 3/03/2029	1,426,000	1,446,814
Huntington Bancshares, Inc., 4.443% to 8/04/2027, FLR (SOFR - 1 day + 1.970%) to 8/04/2028	125,000	125,682
Huntington Bancshares, Inc., 6.208% to 8/21/2028, FLR (SOFR - 1 day + 2.02%) to 8/21/2029	840,000	880,995
Huntington Bancshares, Inc., 5.272% to 1/15/2030, FLR (SOFR - 1 day + 1.276%) to 1/15/2031	374,000	384,828
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,033,000	1,030,138
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR - 1 day + 0.885%) to 4/22/2027	831,000	824,767
JPMorgan Chase & Co., 5.04% to 1/23/2027, FLR (SOFR - 1 day + 1.19%) to 1/23/2028	712,000	719,369
JPMorgan Chase & Co., 5.571% to 4/22/2027, FLR (SOFR - 1 day + 0.93%) to 4/22/2028	775,000	790,417
Mitsubishi UFJ Financial Group, Inc., 5.159%, 4/24/2031	339,000	349,376
Mizuho Financial Group, Inc., 4.711% to 7/08/2030, FLR (CMT - 1yr. + 0.92%) to 7/08/2031	1,292,000	1,308,681
Morgan Stanley, 4.35%, 9/08/2026	1,302,000	1,304,224
Morgan Stanley, 3.95%, 4/23/2027	129,000	128,909
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	395,000	389,381
Morgan Stanley, 4.994% to 4/12/2028, FLR (SOFR - 1 day + 1.38%) to 4/12/2029	627,000	639,419
Morgan Stanley Private Bank N.A., 4.466% to 7/06/2027, FLR (SOFR - 1 day + 0.77%) to 7/06/2028	771,000	776,194
Morgan Stanley Private Bank N.A., 4.734% to 7/18/2030, FLR (SOFR - 1 day + 1.08%) to 7/18/2031	1,078,000	1,092,766
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	750,000	740,880
PNC Financial Services Group, Inc., 5.102% to 7/23/2026, FLR (SOFR - 1 day + 0.796%) to 7/23/2027	1,169,000	1,175,504
PNC Financial Services Group, Inc., 5.354% to 12/02/2027, FLR (SOFR - 1 day + 1.62%) to 12/02/2028	1,656,000	1,697,848
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	1,184,000	1,162,513
Toronto-Dominion Bank, 5.532%, 7/17/2026	1,890,000	1,905,353
UBS Group AG, 4.703% to 8/05/2026, FLR (CMT - 1yr. + 2.05%) to 8/05/2027 (n)	374,000	375,311
UBS Group AG, 9.25% to 11/13/2028, FLR (CMT - 5yr. + 4.745%) to 5/13/2172 (n)	232,000	254,562
UBS Group AG, 6.6% to 2/05/2031, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.122%) to 2/05/2174 (n)	1,075,000	1,091,730
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	675,000	670,612
		$32,617,764
Medical & Health Technology & Services – 0.4%
HCA, Inc., 4.3%, 11/15/2030	$250,000	$249,055
IQVIA, Inc., 5.7%, 5/15/2028	446,000	460,183
IQVIA, Inc., 6.25%, 2/01/2029	291,000	306,748
		$1,015,986
Metals & Mining – 1.6%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,386,000	$1,396,620
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	1,100,000	1,090,915
Glencore Funding LLC, 5.186%, 4/01/2030 (n)	1,018,000	1,046,166
Rio Tinto Finance (USA) PLC, 4.5%, 3/14/2028	542,000	548,385
Rio Tinto Finance (USA) PLC, 4.875%, 3/14/2030	464,000	476,686
		$4,558,772
Midstream – 1.8%
Columbia Pipelines Holdings Co. LLC, 6.042%, 8/15/2028 (n)	$1,349,000	$1,401,920
DCP Midstream Operating LP, 5.625%, 7/15/2027	1,363,000	1,388,797
Enbridge, Inc., 5.25%, 4/05/2027	893,000	905,327
Enbridge, Inc., 4.9%, 6/20/2030	398,000	406,877
Energy Transfer LP, 5.55%, 2/15/2028	420,000	431,180
Plains All American Pipeline LP, 4.7%, 1/15/2031	638,000	641,597
		$5,175,698

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 1.0%
Fannie Mae, 5%, 7/01/2039 - 3/01/2042	$315,441	$324,386
Fannie Mae, 4.874%, 2/25/2045 (n)	171,836	172,100
Freddie Mac, 4.643%, 7/25/2029	262,435	262,472
Freddie Mac, 1.568%, 4/25/2030 (i)	5,973,021	329,683
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	1,556,932	1,516,783
Freddie Mac, 2%, 7/15/2042	199,937	189,030
		$2,794,454
Municipals – 0.2%
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 5.949%, 6/01/2037	$305,000	$314,635
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	185,000	183,890
		$498,525
Network & Telecom – 0.5%
NTT Finance Corp., 4.567%, 7/16/2027 (n)	$247,000	$249,084
NTT Finance Corp., 4.62%, 7/16/2028 (n)	511,000	517,796
NTT Finance Corp., 4.876%, 7/16/2030 (n)	511,000	520,409
		$1,287,289
Oil Services – 0.3%
Schlumberger Holdings Corp., 5%, 5/29/2027 (n)	$568,000	$575,447
Schlumberger Holdings Corp., 5%, 11/15/2029 (n)	395,000	405,637
		$981,084
Oils – 0.4%
Marathon Petroleum Corp., 5.15%, 3/01/2030	$997,000	$1,026,087
Other Banks & Diversified Financials – 3.1%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$225,000	$238,942
American Express Co., 4.731% to 4/25/2028, FLR (SOFR - 1 day + 1.26%) to 4/25/2029	1,149,000	1,166,629
Banque Federative du Credit Mutuel S.A., 5.896%, 7/13/2026 (n)	905,000	914,009
BPCE S.A., 5.281%, 5/30/2029 (n)	928,000	955,926
CaixaBank S.A., 4.634% to 7/03/2028, FLR (SOFR - 1 day + 1.14%) to 7/03/2029 (n)	358,000	361,560
CaixaBank S.A., 5.673% to 3/15/2029, FLR (SOFR - 1 day + 1.78%) to 3/15/2030 (n)	1,003,000	1,041,138
Citizens Financial Group, Inc., 5.841% to 1/23/2029, FLR (SOFR - 1 day + 2.01%) to 1/23/2030	962,000	1,003,369
First Citizens Bancshare, Inc., 5.231% to 3/12/2030, FLR (SOFR - 1 day + 1.41%) to 3/12/2031	394,000	399,992
M&T Bank Corp., 4.833% to 1/16/2028, FLR (SOFR - 1 day + 0.93%) to 1/16/2029	524,000	532,330
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	295,000	320,050
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	606,000	605,504
Synchrony Financial, 5.019% to 7/29/2028, FLR (SOFR - 1 day + 1.395%) to 7/29/2029	515,000	521,481
Truist Financial Corp., 5.435% to 1/24/2029, FLR (SOFR - 1 day + 1.62%) to 1/24/2030	815,000	843,796
		$8,904,726
Pharmaceuticals – 0.3%
Biogen, Inc., 5.05%, 1/15/2031	$782,000	$806,750
Printing & Publishing – 0.3%
News Corp., 3.875%, 5/15/2029 (n)	$819,000	$794,648
Real Estate - Apartment – 0.3%
American Homes 4 Rent LP, REIT, 4.95%, 6/15/2030	$874,000	$891,489

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.4%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,008,000	$1,003,539
Corporate Office Property LP, REIT, 2%, 1/15/2029	196,000	183,055
		$1,186,594
Real Estate - Retail – 0.5%
STORE Capital Corp., REIT, 4.5%, 3/15/2028	$152,000	$152,463
WEA Finance LLC, 4.125%, 9/20/2028 (n)	861,000	854,239
WEA Finance LLC, 3.5%, 6/15/2029 (n)	233,000	225,453
WEA Finance LLC, REIT, 2.875%, 1/15/2027 (n)	175,000	172,240
		$1,404,395
Retailers – 0.8%
AutoNation, Inc., 4.45%, 1/15/2029	$1,490,000	$1,494,100
AutoNation, Inc., 3.85%, 3/01/2032	806,000	757,645
		$2,251,745
Specialty Chemicals – 0.0%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	$115,000	$110,332
Specialty Stores – 0.6%
Genuine Parts Co., 4.95%, 8/15/2029	$828,000	$841,825
Ross Stores, Inc., 0.875%, 4/15/2026	760,000	753,282
		$1,595,107
Telecommunications - Wireless – 0.1%
Crown Castle, Inc., REIT, 2.9%, 3/15/2027	$183,000	$180,364
T-Mobile USA, Inc., 4.2%, 10/01/2029	167,000	167,258
		$347,622
Tobacco – 0.8%
B.A.T. International Finance PLC, 5.931%, 2/02/2029	$464,000	$486,889
Japan Tobacco, Inc., 4.85%, 5/15/2028 (n)	811,000	825,444
Philip Morris International, Inc., 5.125%, 11/17/2027	311,000	317,724
Philip Morris International, Inc., 4.875%, 2/15/2028	615,000	626,805
		$2,256,862
Transportation - Services – 1.7%
Element Fleet Management Corp., 5.643%, 3/13/2027 (n)	$1,259,000	$1,280,355
Element Fleet Management Corp., 5.037%, 3/25/2030 (n)	1,093,000	1,117,062
GXO Logistics, Inc., 6.25%, 5/06/2029	538,000	566,588
Penske Truck Leasing Co. LP, 5.35%, 1/12/2027 (n)	536,000	542,116
Penske Truck Leasing Co. LP, 5.35%, 3/30/2029 (n)	785,000	807,777
Penske Truck Leasing Co. LP, 5.25%, 7/01/2029 (n)	552,000	567,154
		$4,881,052
U.S. Treasury Obligations – 21.5%
U.S. Treasury Notes, 4.125%, 6/15/2026 (f)	$5,536,000	$5,551,402
U.S. Treasury Notes, 2.75%, 7/31/2027	11,387,000	11,258,452
U.S. Treasury Notes, 3.375%, 11/30/2027	10,200,000	10,180,477
U.S. Treasury Notes, 4.875%, 10/31/2028	22,573,000	23,372,754
U.S. Treasury Notes, 4.625%, 4/30/2029	10,654,000	10,998,174
		$61,361,259

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 1.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026	$360,000	$361,698
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	112,000	100,777
Eversource Energy, 4.45%, 12/15/2030	1,180,000	1,173,392
NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	770,000	779,150
Pacific Gas & Electric Co., 6.1%, 1/15/2029	814,000	851,334
Pacific Gas & Electric Co., 5.55%, 5/15/2029	573,000	591,205
PSEG Power LLC, 5.2%, 5/15/2030 (n)	266,000	272,046
Trans-Allegheny Interstate Line Co., 5%, 1/15/2031 (n)	365,000	374,951
		$4,504,553
Total Bonds (Identified Cost, $272,719,399)		$274,696,508
Mutual Funds (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $7,608,716)	7,607,407	$7,608,929
Other Assets, Less Liabilities – 1.0%		2,711,028
Net Assets – 100.0%		$285,016,465

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,608,929 and
$274,696,508, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$111,236,852, representing 39.0% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Derivative Contracts at 12/31/25
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	52	$10,857,031	March – 2026	$(8,000)

MFS Limited Maturity Portfolio
Portfolio of Investments – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
10/02/26	USD	25,600,000	centrally cleared	4.697% / Annually	1-Day SOFR / Annually	$266,226	$(2,309)	$263,917
10/02/26	USD	8,000,000	centrally cleared	4.664% / Annually	1-Day SOFR / Annually	79,689	—	79,689
12/23/27	USD	7,100,000	centrally cleared	4.106% / Annually	1-Day SOFR / Annually	107,527	—	107,527
						$453,442	$(2,309)	$451,133
At December 31, 2025, the fund had liquid securities collateral with an aggregate value of $299,832 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $272,719,399)	$274,696,508
Investments in affiliated issuers, at value (identified cost, $7,608,716)	7,608,929
Receivables for
Fund shares sold	75,246
Interest	2,871,764
Other assets	1,346
Total assets	$285,253,793
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$6,381
Net daily variation margin on open futures contracts	3,608
Fund shares reacquired	149,581
Payable to affiliates
Investment adviser	6,038
Administrative services fee	243
Shareholder servicing costs	35
Distribution and/or service fees	1,300
Payable for independent Trustees' compensation	5
Accrued expenses and other liabilities	70,137
Total liabilities	$237,328
Net assets	$285,016,465
Net assets consist of
Paid-in capital	$280,108,084
Total distributable earnings (loss)	4,908,381
Net assets	$285,016,465
Shares of beneficial interest outstanding	27,894,901

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$190,070,013	18,604,611	$10.22
Service Class	94,946,452	9,290,290	10.22
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Interest	$13,324,396
Dividends from affiliated issuers	258,141
Other	4,865
Total investment income	$13,587,402
Expenses
Management fee	$1,138,534
Distribution and/or service fees	220,418
Shareholder servicing costs	6,280
Administrative services fee	47,616
Independent Trustees' compensation	7,859
Custodian fee	30,546
Shareholder communications	14,665
Audit and tax fees	81,568
Legal fees	1,991
Miscellaneous	61,075
Total expenses	$1,610,552
Reduction of expenses by investment adviser	(39,427)
Net expenses	$1,571,125
Net investment income (loss)	$12,016,277
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$242,061
Affiliated issuers	344
Futures contracts	102,024
Swap agreements	43,655
Net realized gain (loss)	$388,084
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$3,292,328
Affiliated issuers	(376)
Futures contracts	(12,823)
Swap agreements	115,346
Net unrealized gain (loss)	$3,394,475
Net realized and unrealized gain (loss)	$3,782,559
Change in net assets from operations	$15,798,836
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$12,016,277	$12,414,312
Net realized gain (loss)	388,084	(503,532)
Net unrealized gain (loss)	3,394,475	3,120,868
Change in net assets from operations	$15,798,836	$15,031,648
Total distributions to shareholders	$(12,222,502)	$(11,145,607)
Change in net assets from fund share transactions	$(10,614,856)	$(12,362,750)
Total change in net assets	$(7,038,522)	$(8,476,709)
Net assets
At beginning of period	292,054,987	300,531,696
At end of period	$285,016,465	$292,054,987
See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.10	$9.97	$9.54	$10.21	$10.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.43	$0.36	$0.13	$0.15
Net realized and unrealized gain (loss)	0.14	0.09	0.23	(0.56)	(0.13)
Total from investment operations	$0.58	$0.52	$0.59	$(0.43)	$0.02
Less distributions declared to shareholders
From net investment income	$(0.46)	$(0.39)	$(0.16)	$(0.20)	$(0.24)
From net realized gain	—	—	—	(0.04)	(0.02)
Total distributions declared to shareholders	$(0.46)	$(0.39)	$(0.16)	$(0.24)	$(0.26)
Net asset value, end of period (x)	$10.22	$10.10	$9.97	$9.54	$10.21
Total return (%) (k)(r)(s)(x)	5.83	5.30	6.19	(4.24)	0.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.49	0.49	0.46	0.46	0.46
Expenses after expense reductions	0.47	0.47	0.44	0.45	0.44
Net investment income (loss)	4.30	4.24	3.66	1.28	1.45
Portfolio turnover rate	46	40	60	25	50
Net assets at end of period (000 omitted)	$190,070	$211,139	$218,926	$246,102	$318,803

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.11	$9.98	$9.54	$10.20	$10.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.41	$0.40	$0.33	$0.10	$0.13
Net realized and unrealized gain (loss)	0.14	0.10	0.24	(0.55)	(0.15)
Total from investment operations	$0.55	$0.50	$0.57	$(0.45)	$(0.02)
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.37)	$(0.13)	$(0.17)	$(0.21)
From net realized gain	—	—	—	(0.04)	(0.02)
Total distributions declared to shareholders	$(0.44)	$(0.37)	$(0.13)	$(0.21)	$(0.23)
Net asset value, end of period (x)	$10.22	$10.11	$9.98	$9.54	$10.20
Total return (%) (k)(r)(s)(x)	5.49	5.02	5.99	(4.44)	(0.19)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74	0.74	0.71	0.71	0.71
Expenses after expense reductions	0.72	0.72	0.69	0.70	0.69
Net investment income (loss)	4.05	3.99	3.42	1.04	1.20
Portfolio turnover rate	46	40	60	25	50
Net assets at end of period (000 omitted)	$94,946	$80,916	$81,605	$85,888	$106,468

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$61,361,259	$—	$61,361,259
Non - U.S. Sovereign Debt	—	2,212,006	—	2,212,006
Municipal Bonds	—	498,525	—	498,525
U.S. Corporate Bonds	—	92,315,522	—	92,315,522
Residential Mortgage-Backed Securities	—	14,337,526	—	14,337,526
Commercial Mortgage-Backed Securities	—	9,480,860	—	9,480,860
Asset-Backed Securities (including CDOs)	—	45,833,487	—	45,833,487
Foreign Bonds	—	48,657,323	—	48,657,323
Investment Companies	7,608,929	—	—	7,608,929
Total	$7,608,929	$274,696,508	$—	$282,305,437

Other Financial Instruments
Futures Contracts – Liabilities	$(8,000)	$—	$—	$(8,000)
Swap Agreements – Assets	—	451,133	—	451,133
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(8,000)
Interest Rate	Cleared Swap Agreements	451,133	—
Total		$451,133	$(8,000)
(a) Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$102,024	$43,655
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$(12,823)	$115,346
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2025, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$12,222,502	$11,145,607
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
As of 12/31/25
Cost of investments	$280,378,328
Gross appreciation	2,623,044
Gross depreciation	(252,802)
Net unrealized appreciation (depreciation)	$2,370,242
Undistributed ordinary income	12,128,985
Capital loss carryforwards	(9,590,846)
Total distributable earnings (loss)	$4,908,381
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,826,237)
Long-Term	(5,764,609)
Total	$(9,590,846)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$8,321,764	$8,248,245
Service Class	3,900,738	2,897,362
Total	$12,222,502	$11,145,607
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $39,427, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $5,802, which equated to 0.0020% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $478.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0167% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$53,626,700	$61,248,322
Non-U.S. Government securities	74,635,804	76,469,103
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	2,275,452	$23,309,340	1,609,142	$16,209,411
Service Class	2,616,040	26,884,605	1,027,520	10,344,362
	4,891,492	$50,193,945	2,636,662	$26,553,773
Shares issued to shareholders in reinvestment of distributions
Initial Class	830,515	$8,321,764	827,306	$8,248,245
Service Class	388,520	3,900,738	290,026	2,897,362
	1,219,035	$12,222,502	1,117,332	$11,145,607
Shares reacquired
Initial Class	(5,406,939)	$(55,424,778)	(3,482,211)	$(35,056,841)
Service Class	(1,720,695)	(17,606,525)	(1,488,695)	(15,005,289)
	(7,127,634)	$(73,031,303)	(4,970,906)	$(50,062,130)
Net change
Initial Class	(2,300,972)	$(23,793,674)	(1,045,763)	$(10,599,185)
Service Class	1,283,865	13,178,818	(171,149)	(1,763,565)
	(1,017,107)	$(10,614,856)	(1,216,912)	$(12,362,750)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio, the MFS Moderate Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 9%, 9%, and 1%, respectively, of the value of outstanding voting shares of the fund.

MFS Limited Maturity Portfolio
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $1,344 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,998,565	$104,931,788	$106,321,392	$344	$(376)	$7,608,929

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$258,141	$—

MFS Limited Maturity Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Limited Maturity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Limited Maturity Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.

MFS Limited Maturity Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Limited Maturity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Limited Maturity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Limited Maturity Portfolio
Board Review of Investment Advisory Agreement
MFS Limited Maturity Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 1st quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

MFS Limited Maturity Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints.  Taking into account that the Fund’s effective advisory fee rate was approximately at the Broadridge expense group median described above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.

MFS Blended Research Small Cap Equity Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 2.2%
CACI International, Inc., “A” (a)	1,069	$569,574
Karman Holdings, Inc. (a)	12,442	910,381
Kratos Defense & Security Solutions, Inc. (a)	859	65,207
Standard Aero, Inc. (a)	6,540	187,567
		$1,732,729
Automotive – 2.4%
Goodyear Tire & Rubber Co. (a)	39,255	$343,874
Lear Corp.	2,650	303,690
Methode Electronics, Inc.	30,039	199,459
Modine Manufacturing Co. (a)	2,360	315,084
Visteon Corp.	7,823	743,967
		$1,906,074
Biotechnology – 1.7%
Adaptive Biotechnologies Corp. (a)	6,116	$99,324
Arcus Biosciences, Inc. (a)	3,988	95,034
Arvinas, Inc. (a)	5,150	61,079
BridgeBio Pharma, Inc. (a)	570	43,599
Exelixis, Inc. (a)	7,520	329,602
GRAIL, Inc. (a)	430	36,804
Intellia Theraputics, Inc. (a)	6,084	54,695
Monte Rosa Therapeutics, Inc. (a)	8,530	133,750
Novavax, Inc. (a)(l)	34,221	229,965
Prothena Corp. PLC (a)	7,900	75,445
Stoke Theraputics, Inc. (a)	3,282	104,171
Tango Therapeutics, Inc. (a)	4,815	42,661
		$1,306,129
Brokerage & Asset Managers – 0.8%
GCM Grosvenor, Inc., “A”	11,250	$127,350
Gold.com, Inc.	4,489	152,850
Hamilton Lane, Inc., “A”	1,542	207,106
PJT Partners, Inc.	659	110,185
		$597,491
Business Services – 2.5%
BlueLinx Holdings, Inc. (a)	4,758	$292,284
Concentrix Corp.	1,042	43,326
GigaCloud Technology, Inc. (a)	2,740	107,627
Power Solutions International, Inc. (a)	1,530	87,424
TriNet Group, Inc.	17,493	1,034,361
World Fuel Services Corp.	15,729	368,531
		$1,933,553
Chemicals – 2.8%
Avient Corp.	32,566	$1,017,362
BioLife Solutions, Inc. (a)	7,824	189,184
Element Solutions, Inc.	39,533	987,930
		$2,194,476
VSCFS-ANN
1

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 6.3%
ACI Worldwide, Inc. (a)	11,409	$545,464
Alkami Technology, Inc. (a)	14,145	326,325
BILL Holdings, Inc. (a)	13,949	760,778
Cerence, Inc. (a)	35,720	381,847
Clear Secure, Inc., “A”	17,808	624,705
Consensus Cloud Solutions, Inc. (a)	3,842	83,832
D-Wave Quantum, Inc. (a)	7,319	191,392
Elastic N.V. (a)	8,982	677,602
Five9, Inc. (a)	43,735	876,887
Netskope, Inc., “A” (a)	6,826	119,728
PagerDuty, Inc. (a)	1,778	23,310
SentinelOne, Inc., “A” (a)	16,191	242,865
Thryv, Inc. (a)	15,855	95,923
		$4,950,658
Computer Software - Systems – 2.2%
Adtran Holdings, Inc. (a)	11,928	$103,654
Credo Technology Group Holdings Ltd. (a)	2,179	313,536
IonQ, Inc. (a)	2,091	93,823
Pitney Bowes, Inc.	8,692	91,875
Q2 Holdings, Inc. (a)	13,421	968,459
Rigetti Computing, Inc. (a)	837	18,540
ScanSource, Inc. (a)	3,587	140,108
		$1,729,995
Construction – 0.7%
James Hardie Industries PLC (a)	3,824	$79,348
Simpson Manufacturing Co., Inc.	2,410	389,143
SiteOne Landscape Supply, Inc. (a)	519	64,646
		$533,137
Consumer Products – 2.2%
e.l.f. Beauty, Inc. (a)	4,024	$305,985
Herbalife Ltd. (a)	6,965	89,779
Newell Brands, Inc.	182,338	678,297
Prestige Consumer Healthcare, Inc. (a)	10,669	658,171
		$1,732,232
Consumer Services – 3.7%
Adtalem Global Education, Inc. (a)	8,517	$881,254
European Wax Center, Inc., “A” (a)	4,318	15,545
Grand Canyon Education, Inc. (a)	5,516	917,366
Lyft, Inc. (a)	32,908	637,428
Phoenix Educations Partners, Inc. (a)	13,032	394,869
		$2,846,462
Electrical Equipment – 0.5%
Armstrong World Industries, Inc.	1,933	$369,396
Electronics – 5.6%
Advanced Energy Industries, Inc.	6,394	$1,338,712
Allegro MicroSystems, Inc. (a)	13,777	363,437
Alpha and Omega Semiconductor Ltd. (a)	4,893	96,930
Cirrus Logic, Inc. (a)	3,052	361,662
Fabrinet (a)	394	179,380
2

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Formfactor, Inc. (a)	18,463	$1,029,866
Kimball Electronics, Inc. (a)	10,791	300,206
Photronics, Inc. (a)	14,569	466,208
Sanmina Corp. (a)	1,587	238,161
		$4,374,562
Energy - Independent – 1.5%
Par Pacific Holdings, Inc. (a)	11,212	$393,990
Permian Resources Corp.	39,724	557,328
SM Energy Co.	13,115	245,250
		$1,196,568
Energy - Integrated – 0.0%
National Gas Fuel Co.	360	$28,822
Energy - Renewables – 1.2%
Bloom Energy Corp. (a)	7,189	$624,652
Green Plains, Inc. (a)	11,184	109,603
Nextpower, Inc. “A” (a)	983	85,629
Shoals Technologies Group, Inc. (a)	8,581	72,939
		$892,823
Engineering - Construction – 4.3%
APi Group, Inc. (a)	21,105	$807,477
Centuri Holdings, Inc. (a)	12,257	309,489
Legence Corp., “A” (a)	10,309	443,700
MYR Group, Inc. (a)	3,442	752,077
Sterling Infrastructure, Inc. (a)	1,601	490,274
Tutor Perini Corp.	8,740	585,755
		$3,388,772
Entertainment – 0.2%
Quad/Graphics, Inc.	28,695	$179,918
Gaming & Lodging – 1.0%
Brightstar Lottery PLC	33,668	$521,181
Super Group SGHC Ltd.	21,699	259,303
		$780,484
Insurance – 4.7%
Hanover Insurance Group, Inc.	4,697	$858,471
Kemper Corp.	14,899	604,005
Lincoln National Corp.	23,569	1,049,528
Neptune Insurance Holdings, Inc., “A” (a)(l)	4,471	130,374
Voya Financial, Inc.	13,232	985,652
		$3,628,030
Internet – 1.6%
CarGurus, Inc. (a)	19,753	$757,528
EverQuote, Inc., “A” (a)	15,257	411,939
Yelp, Inc. (a)	3,541	107,611
		$1,277,078
3

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 2.3%
Brunswick Corp.	13,781	$1,023,101
Corsair Gaming, Inc. (a)	128,867	765,470
		$1,788,571
Machinery & Tools – 3.3%
AGCO Corp.	8,668	$904,246
Flowserve Corp.	15,546	1,078,582
Kadant, Inc.	510	145,360
Regal Rexnord Corp.	3,357	471,054
		$2,599,242
Major Banks – 0.1%
Dave, Inc. (a)	292	$64,652
Medical & Health Technology & Services – 2.2%
Accendra Health, Inc. (a)	17,253	$48,308
Enhabit, Inc. (a)	14,859	137,000
GeneDX Holdings Corp. (a)	6,519	847,861
Ginkgo Bioworks Holdings, Inc. (a)	8,640	71,799
Guardant Health, Inc. (a)	452	46,167
Nutex Health, Inc. (a)	600	98,772
Phreesia, Inc. (a)	2,350	39,762
Schrodinger, Inc. (a)	6,281	112,304
Teladoc Health, Inc. (a)	49,669	347,683
		$1,749,656
Medical Equipment – 4.6%
Anika Therapeutics, Inc. (a)	7,970	$76,592
AtriCure, Inc. (a)	20,655	817,112
Avantor, Inc. (a)	4,880	55,925
Billiontoone, Inc., “A” (a)(l)	1,062	86,914
Bio-Rad Laboratories, Inc., “A” (a)	712	215,729
Caris Life Sciences, Inc. (a)(l)	4,695	126,671
Embecta Corp.	34,846	413,970
Envista Holdings Corp. (a)	48,083	1,043,882
iRhythm Technologies, Inc. (a)	2,693	477,846
MiMedx Group, Inc. (a)	11,035	74,707
Myriad Genetics, Inc. (a)	20,184	124,132
TransMedics Group, Inc. (a)	570	69,340
		$3,582,820
Metals & Mining – 0.6%
Caledonia Mining Corp. PLC	17,173	$449,417
Natural Gas - Distribution – 1.5%
Southwest Gas Holdings, Inc.	8,976	$718,259
Spire, Inc.	2,750	227,425
UGI Corp.	6,732	251,979
		$1,197,663
Oil Services – 2.9%
Expro Group Holdings N.V. (a)	63,551	$848,406
Oil States International, Inc. (a)	65,721	444,931
Weatherford International PLC	12,345	966,120
		$2,259,457
4

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 12.9%
Banc of California, Inc.	58,338	$1,125,340
Berkshire Hills Bancorp, Inc.	15,686	413,640
Bread Financial Holdings, Inc.	7,996	591,944
Cathay General Bancorp, Inc.	16,896	817,597
Central Banco, Inc. (l)	5,449	131,430
Columbia Banking System, Inc.	33,180	927,381
East West Bancorp, Inc.	8,841	993,640
Popular, Inc.	10,193	1,269,232
PROG Holdings, Inc.	11,476	338,427
Sezzle, Inc. (a)	3,050	193,599
SLM Corp.	26,391	714,140
Texas Capital Bancshares, Inc. (a)	12,162	1,101,148
UMB Financial Corp.	9,947	1,144,303
United Community Bank, Inc.	10,586	330,495
		$10,092,316
Pharmaceuticals – 9.2%
ACADIA Pharmaceuticals, Inc. (a)	10,446	$279,013
Amicus Therapeutics, Inc. (a)	21,569	307,143
Amneal Pharmaceuticals, Inc. (a)	30,124	379,562
Arcturus Therapeutics Holdings, Inc. (a)	10,543	64,629
Catalyst Pharmaceuticals, Inc. (a)	13,296	310,329
Collegium Pharmaceutical, Inc. (a)	2,021	93,572
Cytokinetics, Inc. (a)	6,307	400,747
Day One Biopharmaceuticals, Inc. (a)	25,940	241,761
Harmony Biosciences Holdings (a)	2,740	102,531
Indivior PLC (a)	8,620	309,286
Ionis Pharmaceuticals, Inc. (a)	4,251	336,297
Jazz Pharmaceuticals PLC (a)	1,471	250,070
Keros Therapuetics, Inc. (a)	7,510	152,904
Kiniksa Pharmaceuticals International PLC (a)	11,436	471,735
Kymera Therapeutics, Inc. (a)	6,570	511,212
Neurocrine Biosciences, Inc. (a)	1,485	210,617
Nurix Therapeutics, Inc. (a)	7,527	142,787
Organon & Co.	58,490	419,373
Phibro Animal Health Corp., “A”	10,576	395,119
Praxis Precision Medicines, Inc. (a)	570	168,002
PTC Therapeutics, Inc. (a)	7,665	582,233
REGENXBIO, Inc. (a)	19,753	284,443
Rigel Pharmaceuticals, Inc. (a)	9,103	389,881
Ultragenyx Pharmaceutical, Inc. (a)	3,754	86,342
Vanda Pharmaceuticals, Inc. (a)	17,797	156,969
Zymeworks, Inc. (a)	4,824	127,016
		$7,173,573
Precious Metals & Minerals – 0.8%
Hecla Mining Co.	34,165	$655,626
Real Estate – 2.9%
Cushman & Wakefield Ltd. (a)	17,584	$284,685
Essential Properties Realty Trust, REIT	33,677	998,860
NNN REIT, Inc.	24,530	972,124
		$2,255,669
5

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Office – 2.5%
Cousins Properties, Inc., REIT	5,221	$134,597
Highwoods Properties, Inc., REIT	30,612	790,402
Piedmont Office Realty Trust, Inc., REIT	121,097	1,009,949
		$1,934,948
Restaurants – 1.0%
Chefs' Warehouse, Inc. (a)	12,227	$762,109
Specialty Stores – 0.5%
Bath & Body Works, Inc.	14,223	$285,598
Genesco, Inc. (a)	3,974	98,436
		$384,034
Telecom Services – 0.3%
EchoStar Corp., “A” (a)	1,020	$110,874
Globalstar, Inc. (a)	2,100	128,184
		$239,058
Tobacco – 0.9%
Mativ Holdings, Inc.	58,003	$704,736
Trucking – 1.2%
RXO, Inc. (a)	38,279	$483,847
Saia, Inc. (a)	1,450	473,454
		$957,301
Utilities - Electric Power – 1.7%
Hawaiian Electric Industries, Inc. (a)	8,185	$100,676
Portland General Electric Co.	25,476	1,222,593
		$1,323,269
Total Common Stocks (Identified Cost, $67,346,865)		$77,753,506
Mutual Funds (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $386,923)	386,873	$386,950
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.72% (j) (Identified Cost, $629,550)	629,550	$629,550
Other Assets, Less Liabilities – (0.8)%		(648,604)
Net Assets – 100.0%		$78,121,402

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $386,950 and
$78,383,056, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

6

MFS Blended Research Small Cap Equity Portfolio
Portfolio of Investments – continued

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value, including $605,928 of securities on loan (identified cost, $67,976,415)	$78,383,056
Investments in affiliated issuers, at value (identified cost, $386,923)	386,950
Receivables for
Fund shares sold	63,720
Interest and dividends	68,957
Other assets	559
Total assets	$78,903,242
Liabilities
Payables for
Fund shares reacquired	$97,215
Collateral for securities loaned, at value	629,550
Payable to affiliates
Investment adviser	1,671
Administrative services fee	114
Shareholder servicing costs	51
Distribution and/or service fees	668
Accrued expenses and other liabilities	52,571
Total liabilities	$781,840
Net assets	$78,121,402
Net assets consist of
Paid-in capital	$63,154,628
Total distributable earnings (loss)	14,966,774
Net assets	$78,121,402
Shares of beneficial interest outstanding	8,308,884

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$29,881,896	3,059,940	$9.77
Service Class	48,239,506	5,248,944	9.19
See Notes to Financial Statements
8

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$943,657
Dividends from affiliated issuers	23,134
Other	14,529
Income on securities loaned	2,786
Foreign taxes withheld	(3,180)
Total investment income	$980,926
Expenses
Management fee	$309,885
Distribution and/or service fees	121,289
Shareholder servicing costs	9,234
Administrative services fee	21,030
Independent Trustees' compensation	3,482
Custodian fee	6,680
Shareholder communications	12,989
Audit and tax fees	69,573
Legal fees	629
Miscellaneous	26,091
Total expenses	$580,882
Reduction of expenses by investment adviser	(10,730)
Net expenses	$570,152
Net investment income (loss)	$410,774
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,747,519
Affiliated issuers	8
Net realized gain (loss)	$4,747,527
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(415,882)
Affiliated issuers	(32)
Net unrealized gain (loss)	$(415,914)
Net realized and unrealized gain (loss)	$4,331,613
Change in net assets from operations	$4,742,387
See Notes to Financial Statements
9

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$410,774	$724,489
Net realized gain (loss)	4,747,527	7,865,313
Net unrealized gain (loss)	(415,914)	(4,525,725)
Change in net assets from operations	$4,742,387	$4,064,077
Total distributions to shareholders	$(8,582,497)	$(1,393,467)
Change in net assets from fund share transactions	$1,646,794	$(7,935,946)
Total change in net assets	$(2,193,316)	$(5,265,336)
Net assets
At beginning of period	80,314,718	85,580,054
At end of period	$78,121,402	$80,314,718
See Notes to Financial Statements
10

MFS Blended Research Small Cap Equity Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$10.32	$10.01	$8.78	$14.02	$10.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.10	$0.09	$0.08	$0.09
Net realized and unrealized gain (loss)	0.46	0.39	1.53	(2.48)	3.14
Total from investment operations	$0.53	$0.49	$1.62	$(2.40)	$3.23
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.10)	$(0.07)	$(0.09)	$(0.12)
From net realized gain	(0.98)	(0.08)	(0.32)	(2.75)	—
Total distributions declared to shareholders	$(1.08)	$(0.18)	$(0.39)	$(2.84)	$(0.12)
Net asset value, end of period (x)	$9.77	$10.32	$10.01	$8.78	$14.02
Total return (%) (k)(r)(s)(x)	5.76	4.95	18.96	(18.37)	29.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.59	0.58	0.52	0.55	0.54
Expenses after expense reductions	0.58	0.56	0.51	0.54	0.52
Net investment income (loss)	0.68	1.03	1.03	0.73	0.67
Portfolio turnover rate	72	66	51	55	78
Net assets at end of period (000 omitted)	$29,882	$30,740	$32,225	$29,826	$39,073

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$9.77	$9.49	$8.34	$13.47	$10.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.07	$0.05	$0.05
Net realized and unrealized gain (loss)	0.43	0.36	1.45	(2.37)	3.01
Total from investment operations	$0.47	$0.44	$1.52	$(2.32)	$3.06
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.05)	$(0.06)	$(0.09)
From net realized gain	(0.98)	(0.08)	(0.32)	(2.75)	—
Total distributions declared to shareholders	$(1.05)	$(0.16)	$(0.37)	$(2.81)	$(0.09)
Net asset value, end of period (x)	$9.19	$9.77	$9.49	$8.34	$13.47
Total return (%) (k)(r)(s)(x)	5.49	4.65	18.67	(18.56)	29.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84	0.83	0.77	0.80	0.79
Expenses after expense reductions	0.83	0.81	0.76	0.79	0.77
Net investment income (loss)	0.44	0.78	0.78	0.49	0.42
Portfolio turnover rate	72	66	51	55	78
Net assets at end of period (000 omitted)	$48,240	$49,575	$53,355	$50,801	$65,294

See Notes to Financial Statements
11

MFS Blended Research Small Cap Equity Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
12

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by
13

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$77,753,506	$—	$—	$77,753,506
Investment Companies	1,016,500	—	—	1,016,500
Total	$78,770,006	$—	$—	$78,770,006
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $605,928.  The fair value of the fund's investment securities on loan and a related liability of $629,550 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
14

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$3,206,504	$703,240
Long-term capital gains	5,375,993	690,227
Total distributions	$8,582,497	$1,393,467
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$69,161,526
Gross appreciation	15,899,413
Gross depreciation	(6,290,933)
Net unrealized appreciation (depreciation)	$9,608,480
Undistributed ordinary income	616,381
Undistributed long-term capital gain	4,741,913
Total distributable earnings (loss)	$14,966,774
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
15

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$3,109,922	$546,375
Service Class	5,472,575	847,092
Total	$8,582,497	$1,393,467
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $10,730, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $8,316, which equated to 0.0107% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $918.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0272% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
16

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $14,509, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $55,471,447 and $61,603,040, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	334,405	$3,237,490	371,642	$3,783,270
Service Class	722,808	6,479,068	589,388	5,623,980
	1,057,213	$9,716,558	961,030	$9,407,250
Shares issued to shareholders in reinvestment of distributions
Initial Class	337,668	$3,109,922	54,150	$546,375
Service Class	631,208	5,472,575	88,515	847,092
	968,876	$8,582,497	142,665	$1,393,467
Shares reacquired
Initial Class	(591,990)	$(5,800,675)	(664,417)	$(6,731,385)
Service Class	(1,178,748)	(10,851,586)	(1,224,243)	(12,005,278)
	(1,770,738)	$(16,652,261)	(1,888,660)	$(18,736,663)
Net change
Initial Class	80,083	$546,737	(238,625)	$(2,401,740)
Service Class	175,268	1,100,057	(546,340)	(5,534,206)
	255,351	$1,646,794	(784,965)	$(7,935,946)
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $365 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
17

MFS Blended Research Small Cap Equity Portfolio
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$657,897	$9,774,812	$10,045,735	$8	$(32)	$386,950

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,134	$—
18

MFS Blended Research Small Cap Equity Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Blended Research Small Cap Equity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Blended Research Small Cap Equity Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
19

MFS Blended Research Small Cap Equity Portfolio
Federal Tax Information (unaudited)
The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates $5,914,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 30.76% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.
20

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Small Cap Equity Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Small Cap Equity Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
21

MFS Blended Research Small Cap Equity Portfolio
Board Review of Investment Advisory Agreement
MFS Blended Research Small Cap Equity Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Initial Class shares was in the 5th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
The Trustees expressed concern to MFS about the substandard investment performance of the Fund and the Fund’s retail counterpart, MFS Blended Research Small Cap Equity Fund, which has substantially similar investment strategies and experienced substantially similar investment performance as the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year as to MFS’ efforts to improve the performance of the
22

MFS Blended Research Small Cap Equity Portfolio
Board Review of Investment Advisory Agreement - continued
Fund and the Fund’s retail counterpart. In addition, the Trustees requested that they receive a separate update on the Fund’s retail counterpart at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS’ responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund’s retail counterpart.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
23

MFS Blended Research Small Cap Equity Portfolio
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
24

MFS Global Real Estate Portfolio
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Real Estate Portfolio
Portfolio of Investments − 12/31/25
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 96.4%
Construction – 8.2%
American Homes 4 Rent LP, REIT	108,149	$3,471,583
Equity Lifestyle Properties, Inc., REIT	62,624	3,795,641
Essex Property Trust, Inc., REIT	11,193	2,928,984
Mid-America Apartment Communities, Inc., REIT	26,561	3,689,588
		$13,885,796
Entertainment – 1.9%
Lamar Advertising Co., REIT	25,124	$3,180,196
Gaming & Lodging – 2.3%
Ryman Hospitality Properties, Inc., REIT	23,783	$2,250,348
Sunstone Hotel Investors, Inc., REIT	194,733	1,740,913
		$3,991,261
Medical & Health Technology & Services – 6.2%
Healthcare Realty Trust, Inc., REIT	235,319	$3,988,657
Ventas, Inc., REIT	85,070	6,582,717
		$10,571,374
Real Estate – 50.7%
Acadia Realty Trust, REIT	150,040	$3,081,822
Big Yellow Group PLC, REIT	116,401	1,634,512
Charter Hall Group, REIT	189,779	3,085,470
Derwent London PLC, REIT	35,728	831,754
DigitalBridge Group, Inc., REIT	99,534	1,526,852
Essential Properties Realty Trust, REIT	52,091	1,545,019
Federal Realty Investment Trust, REIT	31,820	3,207,456
Goodman Group, REIT	341,760	7,026,348
GPT Group Co., REIT	812,647	2,928,643
Grainger PLC	907,795	2,220,568
Industrial & Infrastructure Fund Investment Corp.	1,109	1,089,372
Invincible Investment Corp., REIT	2,641	1,085,804
Japan Metropolitan Fund Investment Corp., REIT	3,370	2,667,049
KDX Realty Investment Corp., REIT	1,748	1,961,153
Kimco Realty Corp., REIT	160,495	3,253,234
Link REIT	243,100	1,082,777
Mitsubishi Estate Co. Ltd.	154,000	3,756,601
Mitsui Fudosan Accommodations Fund, Inc., REIT	1,232	1,057,079
Mitsui Fudosan Co. Ltd.	392,300	4,459,207
National Storage, REIT	619,446	1,128,547
Nippon Building Fund, Inc., REIT	2,994	2,729,564
NNN REIT, Inc.	66,236	2,624,933
Parkway Real Estate LLC, REIT	368,700	1,170,294
Regency Centers Corp., REIT	35,274	2,434,964
Scentre Group Ltd., REIT	1,464,033	4,088,406
SEGRO PLC, REIT	366,625	3,546,590
Shaftesbury Capital PLC, REIT	783,632	1,525,551
Shurgard Self Storage Ltd., REIT	78,868	2,709,088
Simon Property Group, Inc., REIT	34,160	6,323,358
Star Asia Investment Corp., REIT	2,562	1,009,164
Swire Properties Ltd.	665,800	1,792,831
VREFS-ANN
1

MFS Global Real Estate Portfolio
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Unibail-Rodamco-Westfield, REIT	36,005	$3,913,225
Vonovia SE, REIT	125,524	3,620,038
		$86,117,273
Real Estate - Office – 3.9%
BXP, Inc., REIT	40,381	$2,724,910
Douglas Emmett, Inc., REIT	107,027	1,176,227
Highwoods Properties, Inc., REIT	103,649	2,676,217
		$6,577,354
Real Estate - Storage – 13.8%
Americold Realty Trust, Inc.	116,537	$1,498,666
Extra Space Storage, Inc., REIT	36,149	4,707,323
Prologis, Inc., REIT	108,584	13,861,833
Rexford Industrial Realty, Inc., REIT	86,767	3,359,618
		$23,427,440
Telecom - Infrastructure – 9.4%
Digital Realty Trust, Inc., REIT	45,164	$6,987,322
Equinix, Inc., REIT	11,856	9,083,593
		$16,070,915
Total Common Stocks (Identified Cost, $140,859,584)		$163,821,609
Mutual Funds (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 3.82% (v) (Identified Cost, $5,780,250)	5,779,639	$5,780,794

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Medical & Health Technology & Services – 0.0%
Welltower, Inc. – 3/20/2026 @ $200	Call	Merrill Lynch International	$7,405,839	399	$119,700
Welltower, Inc. – 6/18/2026 @ $240	Call	Morgan Stanley Capital Services LLC	3,953,493	213	3,195
Total Purchased Options (Premiums Paid, $229,650)					$122,895
Other Assets, Less Liabilities – 0.2%					259,684
Net Assets – 100.0%					$169,984,982

(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,780,794 and
$163,944,504, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
2

MFS Global Real Estate Portfolio
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 12/31/25 Assets
Investments in unaffiliated issuers, at value (identified cost, $141,089,234)	$163,944,504
Investments in affiliated issuers, at value (identified cost, $5,780,250)	5,780,794
Foreign currency, at value (identified cost, $39,791)	39,770
Receivables for
Investments sold	633,759
Fund shares sold	157,918
Dividends	678,960
Receivable from investment adviser	6,372
Other assets	915
Total assets	$171,242,992
Liabilities
Payables for
Fund shares reacquired	$1,193,592
Payable to affiliates
Administrative services fee	172
Shareholder servicing costs	61
Distribution and/or service fees	899
Payable for independent Trustees' compensation	5
Accrued expenses and other liabilities	63,281
Total liabilities	$1,258,010
Net assets	$169,984,982
Net assets consist of
Paid-in capital	$144,972,785
Total distributable earnings (loss)	25,012,197
Net assets	$169,984,982
Shares of beneficial interest outstanding	12,447,726

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$104,855,516	8,261,015	$12.69
Service Class	65,129,466	4,186,711	15.56
See Notes to Financial Statements
3

MFS Global Real Estate Portfolio
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 12/31/25
Net investment income (loss)
Income
Dividends from unaffiliated issuers	$5,437,166
Dividends from affiliated issuers	177,077
Other	9,321
Foreign taxes withheld	(167,246)
Total investment income	$5,456,318
Expenses
Management fee	$1,506,924
Distribution and/or service fees	156,327
Shareholder servicing costs	11,209
Administrative services fee	32,562
Independent Trustees' compensation	5,465
Custodian fee	28,665
Shareholder communications	21,389
Audit and tax fees	67,659
Legal fees	1,111
Miscellaneous	32,169
Total expenses	$1,863,480
Reduction of expenses by investment adviser	(198,408)
Net expenses	$1,665,072
Net investment income (loss)	$3,791,246
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,657,707
Affiliated issuers	85
Foreign currency	23,489
Net realized gain (loss)	$1,681,281
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$401,930
Affiliated issuers	339
Translation of assets and liabilities in foreign currencies	5,228
Net unrealized gain (loss)	$407,497
Net realized and unrealized gain (loss)	$2,088,778
Change in net assets from operations	$5,880,024
See Notes to Financial Statements
4

MFS Global Real Estate Portfolio
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	12/31/25	12/31/24
Change in net assets
From operations
Net investment income (loss)	$3,791,246	$2,923,491
Net realized gain (loss)	1,681,281	4,617,236
Net unrealized gain (loss)	407,497	(11,407,318)
Change in net assets from operations	$5,880,024	$(3,866,591)
Total distributions to shareholders	$(2,551,000)	$(3,133,456)
Change in net assets from fund share transactions	$3,842,862	$3,212,503
Total change in net assets	$7,171,886	$(3,787,544)
Net assets
At beginning of period	162,813,096	166,600,640
At end of period	$169,984,982	$162,813,096
See Notes to Financial Statements
5

MFS Global Real Estate Portfolio
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$12.47	$13.08	$12.78	$19.21	$14.98
Income (loss) from investment operations
Net investment income (loss) (d)	$0.30	$0.24	$0.25	$0.25	$0.22
Net realized and unrealized gain (loss)	0.14	(0.58)	1.08	(5.30)	4.27
Total from investment operations	$0.44	$(0.34)	$1.33	$(5.05)	$4.49
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.27)	$(0.11)	$(0.26)	$(0.26)
From net realized gain	—	—	(0.92)	(1.12)	—
Total distributions declared to shareholders	$(0.22)	$(0.27)	$(1.03)	$(1.38)	$(0.26)
Net asset value, end of period (x)	$12.69	$12.47	$13.08	$12.78	$19.21
Total return (%) (k)(r)(s)(x)	3.53	(2.69)	11.46	(26.94)	30.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.02	1.03	1.01	1.01	1.01
Expenses after expense reductions	0.90	0.90	0.91	0.92	0.92
Net investment income (loss)	2.35	1.85	1.95	1.65	1.27
Portfolio turnover rate	40	42	39	32	26
Net assets at end of period (000 omitted)	$104,856	$102,588	$106,155	$104,737	$149,746

Service Class	Year ended
	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Net asset value, beginning of period	$15.24	$15.93	$15.33	$22.70	$17.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33	$0.26	$0.26	$0.26	$0.20
Net realized and unrealized gain (loss)	0.17	(0.71)	1.33 (g)	(6.30)	5.06
Total from investment operations	$0.50	$(0.45)	$1.59	$(6.04)	$5.26
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.24)	$(0.07)	$(0.21)	$(0.22)
From net realized gain	—	—	(0.92)	(1.12)	—
Total distributions declared to shareholders	$(0.18)	$(0.24)	$(0.99)	$(1.33)	$(0.22)
Net asset value, end of period (x)	$15.56	$15.24	$15.93	$15.33	$22.70
Total return (%) (k)(r)(s)(x)	3.30	(2.92)	11.20	(27.14)	29.87
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.27	1.28	1.26	1.26	1.26
Expenses after expense reductions	1.15	1.15	1.16	1.17	1.17
Net investment income (loss)	2.11	1.62	1.71	1.42	1.02
Portfolio turnover rate	40	42	39	32	26
Net assets at end of period (000 omitted)	$65,129	$60,225	$60,446	$55,200	$69,356

See Notes to Financial Statements
6

MFS Global Real Estate Portfolio
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(g)
The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
7

MFS Global Real Estate Portfolio
Notes to Financial Statements
(1) Business and Organization
MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party
8

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2025 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$101,701,974	$—	$—	$101,701,974
Japan	11,367,855	8,447,138	—	19,814,993
Australia	1,128,547	17,128,867	—	18,257,414
United Kingdom	—	9,758,975	—	9,758,975
France	—	3,913,225	—	3,913,225
Germany	3,620,038	—	—	3,620,038
Hong Kong	—	2,875,608	—	2,875,608
Belgium	—	2,709,088	—	2,709,088
Singapore	1,170,294	—	—	1,170,294
Purchased Options	—	122,895	—	122,895
Investment Companies	5,780,794	—	—	5,780,794
Total	$124,769,502	$44,955,796	$—	$169,725,298
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
9

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2025 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Option Contracts	$122,895
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$219,390
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended December 31, 2025 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$(106,755)
Purchased Options — The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
10

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 12/31/25	Year ended 12/31/24
Ordinary income (including any short-term capital gains)	$2,551,000	$3,133,456
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 12/31/25
Cost of investments	$148,491,146
Gross appreciation	27,741,938
Gross depreciation	(6,507,786)
Net unrealized appreciation (depreciation)	$21,234,152
Undistributed ordinary income	4,738,745
Capital loss carryforwards	(960,454)
Other temporary differences	(246)
Total distributable earnings (loss)	$25,012,197
As of December 31, 2025, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(960,454)
11

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 12/31/25	Year ended 12/31/24
Initial Class	$1,815,668	$2,199,073
Service Class	735,332	934,383
Total	$2,551,000	$3,133,456
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this management fee reduction amounted to $23,198, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2027. For the year ended December 31, 2025, this reduction amounted to $175,210, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the year ended December 31, 2025, the fee was $10,149, which equated to 0.0061% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the year ended December 31, 2025, these costs amounted to $1,060.
12

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended December 31, 2025 was equivalent to an annual effective rate of 0.0194% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the year ended December 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $121,323. The sales transactions resulted in net realized gains (losses) of $10,608.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended December 31, 2025, this reimbursement amounted to $9,286, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended December 31, 2025, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, aggregated $68,905,116 and $64,735,121, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 12/31/25		Year ended 12/31/24
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,214,074	$15,089,986	1,675,269	$21,569,067
Service Class	902,695	13,940,677	1,004,604	15,617,089
	2,116,769	$29,030,663	2,679,873	$37,186,156
Shares issued to shareholders in reinvestment of distributions
Initial Class	144,330	$1,815,668	166,849	$2,199,073
Service Class	47,656	735,332	57,964	934,383
	191,986	$2,551,000	224,813	$3,133,456
Shares reacquired
Initial Class	(1,324,941)	$(16,703,873)	(1,732,205)	$(22,617,619)
Service Class	(716,559)	(11,034,928)	(905,261)	(14,489,490)
	(2,041,500)	$(27,738,801)	(2,637,466)	$(37,107,109)
Net change
Initial Class	33,463	$201,781	109,913	$1,150,521
Service Class	233,792	3,641,081	157,307	2,061,982
	267,255	$3,842,862	267,220	$3,212,503
13

MFS Global Real Estate Portfolio
Notes to Financial Statements  - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 15%, 10%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended December 31, 2025, the fund’s commitment fee and interest expense were $783 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended December 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,633,087	$41,377,105	$39,229,822	$85	$339	$5,780,794

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$177,077	$—
14

MFS Global Real Estate Portfolio
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Variable Insurance Trust III and the Shareholders of MFS Global Real Estate Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Global Real Estate Portfolio (the “Fund”), including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 12, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
15

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Portfolio.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Portfolio.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Portfolio. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
16

MFS Global Real Estate Portfolio
Board Review of Investment Advisory Agreement
MFS Global Real Estate Portfolio
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2025 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2024 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Initial Class shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2024, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Initial Class shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Initial Class shares was in the 5th quintile for each of the one- and three-year periods ended December 31, 2024 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
17

MFS Global Real Estate Portfolio
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Initial Class shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2025.
18

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

Notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  February 12, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  February 12, 2026

*  Print name and title of each signing officer under his or her signature.